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Mutual Fund
Annual Report

                                                               December 31, 2000

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                                                              Deutsche VIT Funds
                                                  ------------------------------

Small Cap Index

Formerly a BT Insurance Fund


A Member of the
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Deutsche VIT Small Cap Index
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................... 3

              DEUTSCHE VIT SMALL CAP INDEX
                 Schedule of Investments ..................................... 7
                 Statement of Assets and Liabilities .........................26
                 Statement of Operations .....................................27
                 Statements of Changes in Net Assets .........................28
                 Financial Highlights ........................................29
                 Notes to Financial Statements ...............................30
                 Report of Independent Auditors ..............................33

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     The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.
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Deutsche VIT Small Cap Index
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LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Deutsche Asset Management VIT Small Cap Index (the 'Fund'), providing a review of the markets, the Fund, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Fund's holdings.

MARKET ACTIVITY
CONTINUING THE TREND FROM 1999, THE SMALL CAP EQUITY MARKET OUTPERFORMED ITS LARGE CAP BRETHREN FOR THE YEAR ENDED DECEMBER 31, 2000. THE RUSSELL 2000 INDEX OUTPACED THE S&P 500 INDEX BY 6.08% FOR THE ANNUAL PERIOD, AS INVESTORS CONTINUED TO SEEK THE LOWER VALUATIONS OF SMALL CAP STOCKS.
(BULLET) Still, with an annual return of -3.02% for the Russell 2000 Index, the small cap equity market, like the broader equity markets, struggled.
(BULLET) The markets' decline largely reflected fears of economic overheating, higher energy prices and interest rates, and then later in the year concerns about profit growth and valuations in a slowing economic environment.
(BULLET) Within the small cap equity market, as represented by the Russell 2000 Index, there was massive divergence between value and growth stocks. For the year, value accomplished an impressive 22.83% gain, while growth collapsed with a loss of 22.43%, totaling an unusual spread of over 45% for the year.
(BULLET) The dominant theme within the small cap sector was 'volatility and reversal,' due primarily to wide swings in investor sentiment since year-end 1999.

DURING THE FIRST HALF OF THE YEAR, ONLY FOUR SECTORS -- ENERGY, HEALTH CARE, TECHNOLOGY, AND CAPITAL GOODS -- BETTERED THE RUSSELL 2000 INDEX'S SEMI-ANNUAL RETURN.
(BULLET) In the first quarter, the Russell 2000 Index leapt ahead by over 7%, but volatility was high. Small cap stocks were down a bit in January, dramatically rallied back in February, and dropped again in March.
(BULLET) Top performing sectors for the first quarter included energy, technology and producer durables. Weaker sectors included consumer discretionary, consumer staples, and autos and transportation.
(BULLET) The Russell 2000 Index posted a 3.78% decline for the second quarter of 2000, as virtually all major US equity indices were dragged down by weakness in the NASDAQ Composite.
(BULLET) Top performing sectors for the second quarter included health care, energy, and consumer staples. Utilities, technology, and integrated oils were the weakest sectors.
(BULLET) The reconstitution of the Russell 2000 Index, which took place during the second quarter, was represented by a dramatically higher number of additions and deletions than last year. Turnover for the Russell 2000 Index was 35%, necessitated by high levels of mergers and acquisitions. The number of Initial Public Offerings (IPOs) added to the Index almost doubled from 1999, and shifts in sector weightings were significant, particularly in technology and health care, which both decreased, and consumer discretionary, which increased.

THE SECOND HALF OF 2000 WAS ANOTHER VOLATILE PERIOD, WITH THE RUSSELL 2000 INDEX RECORDING A TOTAL RETURN OF -5.88%.
(BULLET) The broad US equity markets were buffeted by significant global developments that muted initial market enthusiasm that the US interest rate cycle may have peaked. These included growing evidence of a US and global economic slowdown, rising oil prices and a radically weaker euro that began to hamper US exports to Europe.
(BULLET) These events confirmed market worries of an earnings slowdown, further deteriorating market sentiment.
(BULLET) Also weighing heavily on the equity market was gridlock surrounding the presidential election.
(BULLET) Exemplifying the defensive nature of the market, the best performing sectors of the Russell 2000 Index early in the second half were health care, financial services and energy. The best performing small cap sectors in the last months of the year were energy, integrated oils and autos and transportation.
(BULLET) The technology sector continued to be the hardest hit, due primarily to many companies missing earnings estimates for the period. The liquidity problems of certain Internet firms further dampened market sentiment. The producer durables sector was also a weak performer.
(BULLET) On a positive note, while the Federal Reserve Board disappointed the market in December by leaving interest rates unchanged, its indication that it was more concerned with economic weakness than inflation led the small cap market to a significant gain of 8.59% for the month.

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Deutsche VIT Small Cap Index
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LETTER TO SHAREHOLDERS

INVESTMENT REVIEW
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                                                                CUMULATIVE                           AVERAGE ANNUAL
                                                             TOTAL RETURNS                            TOTAL RETURNS
   Period ended                           Past         Past          Since         Past        Past           Since
   December 31, 2000                    1 year      3 years      inception       1 year     3 years       inception
---------------------------------- ------------- ------------ -------------- ------------ ------------ ------------------
  Deutsche VIT Small Cap Index(1)      (3.87)%       12.99%         18.75%      (3.87)%       4.16%           5.25%
    (inception 8/25/97)
---------------------------------- ------------- ------------ -------------- ------------ ------------ ------------------
  Russell 2000 Index(2)                (3.02)%       14.60%         21.11%(4)   (3.02)%       4.65%           5.87%(4)
---------------------------------- ------------- ------------ -------------- ------------ ------------ ------------------
  Lipper Small Cap Core                  5.07%       28.67%         26.29%(4)     5.07%       7.44%           6.73%(4)
    Funds Average(3)
---------------------------------- ------------- ------------ -------------- ------------ ------------ ------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance. Investments in small companies generally carry greater risk than is associated with large companies, such as narrower markets, limited financial resources and less liquid stock.
(2) 'Russell 2000(REGISTRATION MARK)' is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000 Index is an unmanaged index which tracks the common stock price movement of 2000 of the smallest companies in the Russell 3000 Index which tracks the performance of the 3000 largest US companies based on total market capitalization. Benchmark returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly into an index.
(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
(4) Benchmark returns are for the period beginning August 25, 1997 for Russell 2000 Index and August 31, 1997 for Lipper Small Cap Core Funds Average.


MANAGER OUTLOOK
Equity markets face a tug of war between the near-term prospect of continued weakness in economic activity and profits and the prospect of a rebound later this year and in 2002 as monetary easing kicks in. The rapidly deteriorating economic backdrop at the end of 2000, coupled with weakening financial market signals, prompted the Federal Reserve Board's aggressive 0.50% inter-meeting interest rate cut on January 3rd. If we are correct in our belief that real GDP will downshift further in early 2001 to a 1%-2% growth rate and that the Federal Reserve Board will cut interest rates by another 1.00% by mid-year, then equity markets may be close to discounting all the bad news and could begin to look ahead to better times. Historically, equity markets have often tended to regain traction within six months of the beginning of Federal Reserve Board easing cycles. We believe that economic activity will pick up late this year under the combined effects of lower interest rates, declining energy prices and improved financial market conditions. If the economy enters into actual recession, however, investors would likely have to lower their near-term sights and push out the date of eventual revival.

The outlook for small cap stocks is particularly optimistic, as this equity market sector tends to receive the first boost of productivity as earnings growth reaccelerate in a declining interest rate environment. Within that rebound, investor focus will likely remain on the fundamentals, which appear to be favorable for the small cap market. Small cap profit growth is expected to beat their large cap brethren for fourth quarter 2000, making this the third consecutive quarter they will have done so, if projections are achieved. Merger and acquisition activity in the small cap sector appears to be picking up, with companies being acquired at above current market valuations. Also, relative valuations for the small cap markets continue to be attractive.


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Deutsche VIT Small Cap Index
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LETTER TO SHAREHOLDERS


It is important to reiterate that as an index fund, seeking to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.


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SECTOR ALLOCATION

As of December 31, 2000
(Percentages are based on market value of total equities in the Fund.)
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Financial Services ..........................................  22.18%

Consumer Discretionary ......................................  16.17

Health Care .................................................  14.66

Technology ..................................................  11.42

Materials and Processing ....................................   9.18

Producer Durables ...........................................   8.39

Utilities ...................................................   6.22

Other Energy ................................................   4.45

Autos and Transportation ....................................   3.28

Consumer Staples ............................................   2.61

Other .......................................................   1.41

Integrated Oils .............................................   0.03
                                                              ------
Total ....................................................... 100.00%
                                                              ======
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As always, we appreciate your ongoing support of Deutsche Asset Management VIT Small Cap Index, and look forward to continuing to serve your investment needs for many years ahead.

                                                             /S/SIGNATURE
James Creighton
Chief Investment Officer -- Global Indexing
DEUTSCHE ASSET MANAGEMENT
VIT SMALL CAP INDEX
January 4, 2001

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TEN LARGEST STOCK HOLDINGS

As of December 31, 2000
(Percentages are based on total net assets of the Fund.)
----------------------------------------------------------------------
Caremark RX Inc. .............................................   0.35%

Laboratory Corp. of American Holdings ........................   0.34

Invitrogen Corp. .............................................   0.33

Health Net Inc. -- Class A ...................................   0.30

Manugistics Group, Inc. ......................................   0.30

Amerisource Health Corp. -- Class A ..........................   0.29

Enzon, Inc. ..................................................   0.29

Investors Financial Services Corp. ...........................   0.29

Astoria Financial Corp. ......................................   0.27

Gallagher (Arthur J.) & Co. ..................................   0.27
                                                                 ----
Total ........................................................   3.03%
                                                                 ====

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Deutsche VIT Small Cap Index
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PERFORMANCE COMPARISON

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DEUTSCHE VIT SMALL CAP INDEX, RUSSELL 2000 INDEX AND
LIPPER SMALL CAP CORE FUNDS AVERAGE
GROWTH OF A $10,000 INVESTMENT (SINCE AUGUST 25, 1997)(1)
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EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Deutsche VIT          Russell 2000      Lipper Small Cap Core
                 Small Cap Index           Index             Funds Average
                 ---------------      ------------        ---------------------
8/31/97              10,000              10,000.00             10,000.00
9/30/97              10,870              10,536.80             10,760.40
10/31/97             10,430              10,074.30             10,355.40
11/30/97             10,350              10,008.80             10,270.80
12/31/97             10,510              10,183.90             10,350.90
1/31/98              10,320              10,023.00             10,202.20
2/28/98              11,070              10,763.70             10,971.90
3/31/98              11,510              11,207.20             11,470.40
4/30/98              11,540              11,268.90             11,545.50
5/31/98              10,940              10,661.50             10,935.00
6/30/98              10,960              10,683.80             10,905.60
7/31/98              10,110               9,818.45             10,182.20
8/31/98               8,190               7,911.71              8,215.05
9/30/98               8,830               8,531.20              8,620.06
10/31/98              9,210               8,879.27              8,985.08
11/30/98              9,690               9,344.54              9,541.20
12/31/98             10,281               9,922.97             10,103.70
1/31/99              10,383              10,055.00             10,073.60
2/28/99               9,545               9,240.49              9,311.67
3/31/99               9,678               9,384.65              9,317.92
4/30/99              10,516              10,225.50             10,031.50
5/31/99              10,679              10,374.80             10,286.10
6/30/99              11,088              10,843.70             10,877.50
7/31/99              10,853              10,546.60             10,773.60
8/31/99              10,475              10,156.40             10,376.70
9/30/99              10,444              10,158.40             10,362.20
10/31/99             10,495              10,199.10             10,435.50
11/30/99             11,119              10,808.00             11,189.80
12/31/99             12,354              12,031.40             12,317.50
1/31/00              12,141              11,837.70             12,083.90
2/29/00              14,099              13,792.10             13,745.90
3/31/00              13,184              12,883.20             13,564.50
4/30/00              12,375              12,107.60             12,749.20
5/31/00              11,641              11,401.80             12,036.60
6/30/00              12,641              12,396.00             13,143.10
7/31/00              12,226              11,996.90             12,718.40
8/31/00              13,152              12,912.20             13,868.60
9/30/00              12,769              12,532.60             13,403.30
10/31/00             12,194              11,973.60             12,942.50
11/30/00             10,949              10,743.90             11,594.50
12/31/00             11,875              12,111.00             12,629.00


Average Annual Total Return for the Periods Ended December 31, 2000

One-Year (3.87)%     Three-Year 4.16%     Since 8/25/97(1) 5.25%
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(1) The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.

The Russell 2000(REGISTRATION MARK) Index is an unmanaged index which tracks the common stock price movement of 2000 of the smallest companies in the Russell 3000(REGISTRATION MARK) Index which tracks the performance of the 3000 largest U.S. companies based on total market capitalization. It is not possible to invest directly into an index.


Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

Benchmark returns are for the period beginning August 25, 1997 for Russell 2000 Index and August 31, 1997 for Lipper Small Cap Funds Average.


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Deutsche VIT Small Cap Index
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SCHEDULE OF INVESTMENTS   December 31, 2000

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   SHARES       SECURITY                                                   VALUE
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                COMMON STOCKS -- 98.10%
    3,300       3Dfx Interactive, Inc.(1) .............................$     825
    1,400       4Kids Entertainment, Inc.(1) ..........................   12,513
    2,400       24/7 Media, Inc.(1) ...................................    1,275
    1,342       99 Cents Only Stores(1) ...............................   36,738
    2,750       AAR Corp. .............................................   34,719
    1,900       Aaron Rents, Inc. .....................................   26,719
   10,600       Abercrombie & Fitch Co.(1) ............................  212,000
    1,900       ABM Industries, Inc. ..................................   58,187
    2,034       ABIOMED, Inc.(1) ......................................   49,324
    1,800       About.com, Inc.(1) ....................................   48,487
    2,002       Acacia Research Corp.(1) ..............................   35,661
    1,500       Accredo Health, Inc.(1) ...............................   75,281
    3,300       Accrue Software, Inc.(1) ..............................    8,250
    1,100       Ackerley Group, Inc. ..................................    9,900
    1,400       Aclara Biosciences, Inc.(1) ...........................   15,225
    1,600       Acme Communication(1) .................................   14,600
    6,163       ACNielsen Corp.(1) ....................................  223,408
    2,468       Actel Corp.(1) ........................................   59,694
    6,502       Actuate Corp.(1) ......................................  124,351
    6,186       Actuant Corp. -- Class A ..............................   18,558
    1,500       ACT Manufacturing, Inc.(1) ............................   23,625
    3,251       ACTV, Inc.(1) .........................................   13,817
    3,954       Adaptive Broadband Corp.(1) ...........................   24,218
      967       ADE Corp.(1) ..........................................   17,043
    4,100       Adelphia Business Solutions, Inc.(1) ..................   17,425
    1,300       Adept Technology, Inc.(1) .............................   18,850
    2,000       Administaff, Inc.(1) ..................................   54,400
    2,851       Advance Paradigm, Inc.(1) .............................  129,720
    5,922       Advanced Digital Information Corp.(1) .................  136,206
    1,606       Advanced Energy Industries(1) .........................   36,135
    1,502       Advanced Lighting Technologies, Inc.(1) ...............    9,951
      700       Advanced Marketing Services, Inc. .....................   12,162
    3,140       Advanced Radio Telecom Corp.(1) .......................    3,238
    6,210       Advanced Tissue Science, Inc.(1) ......................   18,824
    2,852       ADVANTA Corp. -- Class A ..............................   25,133
    1,200       Advantage Learning Systems, Inc.(1) ...................   40,350
    3,054       Advent Software, Inc.(1) ..............................  122,351
    2,100       ADVO, Inc.(1) .........................................   93,187
    6,550       Aeroflex, Inc.(1) .....................................  188,824
    2,600       Affiliated Managers Group(1) ..........................  142,675
    6,700       AGCO Corp. ............................................   81,238
      900       AGENCY.COM Inc.(1) ....................................    3,487
    7,033       AGL Resources, Inc. ...................................  155,166
    1,300       AgriBioTech, Inc.(1) ..................................        1
    1,300       Agribrands International(1) ...........................   69,550
    5,636       Airborne, Inc. ........................................   54,951
    5,500       Airgas, Inc.(1) .......................................   37,469
    1,200       AirGate PDC, Inc.(1) ..................................   42,600
      600       Airnet Communications Corp.(1) ........................    4,050
    6,200       AirTran Holdings, Inc.(1) .............................   44,950
    8,866       AK Steel Holding Corp. ................................   77,578
      800       Alabama National BanCorp. .............................   18,100

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   SHARES       SECURITY                                                   VALUE
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    1,300       Alamosa PCS Holdings, Inc.(1) .........................$  10,400
      500       Alaris Medical, Inc.(1) ...............................      156
    2,700       Alaska Air Group, Inc.(1) .............................   80,325
    1,000       Alaska Communications System Group(1) .................    7,250
    1,752       Albany International Corp. -- Class A(1) ..............   23,542
    2,200       Albany Molecular Research, Inc.(1) ....................  135,575
    2,620       Albemarle Corp. .......................................   64,845
    4,457       Alberto-Culver Co. -- Class B .........................  190,815
    4,707       Alexander & Baldwin ...................................  123,559
      300       Alexander's, Inc.(1) ..................................   20,306
    1,400       Alexandria Real Estate Equities, REIT .................   52,062
    1,735       Alexion Pharmaceuticals, Inc.(1) ......................  112,667
    4,400       ALFA Corp. ............................................   80,850
    3,100       Allaire Corp.(1) ......................................   15,597
      542       Alleghany Corp.(1) ....................................  111,381
    3,400       Allen Telecommunications, Inc.(1) .....................   60,987
    8,175       Allete ................................................  202,842
    6,194       Alliance Pharmaceutical Corp(1) .......................   53,423
    3,519       Alliance Semiconductor Corp.(1) .......................   39,809
    1,799       Alliant Techsystems, Inc.(1) ..........................  120,083
   10,118       Allied Capital Corp. ..................................  211,213
    7,075       Allied Riser Communication Corp.(1) ...................   14,371
      400       Allos Therapeutics, Inc.(1) ...........................    3,225
    2,500       Allscripts, Inc.(1) ...................................   23,360
    2,890       Alpharma, Inc. -- Class A .............................  126,799
    2,750       AMCOL International Corp. .............................   13,062
    3,013       AMCORE Financial, Inc. ................................   62,331
      800       AMER Co.(1) ...........................................   15,700
        1       America Online, Inc.(1) ...............................       35
    3,500       America West Holdings Corp. --
                  Class B(1) ..........................................   44,844
      900       American Axle & Manufacturing
                  Holdings, Inc.(1) .....................................  7,144
    3,344       American Capital Strategies, Inc. .....................   84,227
    1,000       American Classic Voyages Co.(1) .......................   14,000
    2,500       American Eagle Outfitters, Inc.(1) ....................  105,625
    3,063       American Financial Holdings, Inc. .....................   63,174
    8,140       American Greetings Corp. -- Class A ...................   76,821
    1,800       American Industrial Properties REIT ...................   22,050
    1,960       American Italian Pasta Co.(1) .........................   52,552
    1,174       American National Insurance Co. .......................   85,702
    2,483       American Superconductor Corp.(1) ......................   70,921
    1,200       American States Water Co. .............................   44,250
      600       American Technical Ceramics Corp.(1) ..................    6,000
    6,158       American Telesource International, Inc.(1) ............    2,309
    9,000       AmeriCredit Corp.(1) ..................................  245,250
    3,000       AmeriPath, Inc.(1) ....................................   75,000
    5,925       AmeriSource Health Corp. -- Class A(1) ................  299,212
    4,183       Ames Department Stores, Inc.(1) .......................    6,013
    4,200       AMETEK, Inc. ..........................................  108,937
    1,600       Amli Residential Properties Trust .....................   39,500
    2,200       Ampal American Israel Corp., Class A(1) ...............   13,336
    6,107       Amylin Pharmaceuticals, Inc.(1) .......................   48,092



See Notes to Financial Statements.
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Deutsche VIT Small Cap Index
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SCHEDULE OF INVESTMENTS      December 31, 2000

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   SHARES       SECURITY                                                   VALUE
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    3,124       ANADIGICS, Inc.(1) ....................................$  51,155
      700       Analogic Corp. ........................................   31,194
    2,800       Analysts International Corp. ..........................   10,675
    2,470       Anaren Microwave, Inc.(1) .............................  165,953
    2,400       Anchor Bancorp Wisconsin, Inc. ........................   38,400
    1,320       Anchor Gaming(1) ......................................   51,480
      600       Andover Bancorp, Inc. .................................   20,662
    2,500       Anixter International, Inc.(1) ........................   54,062
    2,760       AnnTaylor Store Corp.(1) ..............................   68,827
    4,905       AnswerThink Consulting Group, Inc.(1) .................   17,781
      300       Antigenics, Inc.(1) ...................................    3,319
    2,302       APAC Customer Services, Inc.(1) .......................    8,489
    1,206       Aperian, Inc.(1) ......................................      791
    1,535       Aphton Corp.(1) .......................................   27,630
    2,928       Applebee's International, Inc. ........................   92,049
    2,000       Applica, Inc.(1) ......................................    9,750
    2,200       Applied Industrial Technology, Inc. ...................   45,237
    1,600       Applied Science & Technology, Inc.(1) .................   19,200
    1,300       AppliedTheory Corp.(1) ................................    2,600
    4,980       Apria Healthcare Group, Inc.(1) .......................  148,155
    4,593       Aptargroup, Inc. ......................................  134,919
    2,100       Aradigm Corp.(1) ......................................   30,712
    1,900       Arch Capital Group Ltd.(1) ............................   28,500
    1,988       Arch Chemicals, Inc. ..................................   35,287
    2,600       Arch Coal, Inc. .......................................   36,725
    5,762       Arch Wireless, Inc. ...................................    3,601
    1,800       Arctic Cat, Inc. ......................................   20,925
    7,553       Arden Reality, Inc. ...................................  189,769
    1,350       Area Bancshares Corp. .................................   22,275
    1,254       AremisSoft Corp.(1) ...................................   53,530
    1,800       Argonaut Group, Inc. ..................................   37,800
    2,831       Argosy Gaming Co.(1) ..................................   54,320
    1,100       Arguss Holdings, Inc.(1) ..............................   10,037
    2,800       ARIAD Pharmaceuticals, Inc.(1) ........................   13,300
    2,289       Arkansas Best Corp.(1) ................................   41,917
    1,841       Armor Holdings, Inc.(1) ...............................   32,102
    7,402       Armstrong Holdings, Inc. ..............................   15,267
    2,400       Arnold Industries, Inc. ...............................   43,200
    1,300       Arrow International, Inc. .............................   48,973
    3,507       Artesyn Technologies, Inc.(1) .........................   55,674
    2,200       ArthroCare Corp.(1) ...................................   42,900
    8,287       ArvinMeritor, Inc. ....................................   94,265
    2,200       Ask Jeeves, Inc.(1) ...................................    5,362
      500       Aspect Medical Systems, Inc.(1) .......................    4,312
    3,596       Aspen Technologies, Inc.(1) ...........................  119,567
    2,460       Astec Industries, Inc.(1) .............................   32,441
    5,180       Astoria Financial Corp. ...............................  281,339
    3,800       Asyst Technologies, Inc.(1) ...........................   51,062
    2,127       Atlantic Coast Airlines Holding(1) ....................   86,941
    1,710       Atlas Air, Inc.(1) ....................................   55,789
    3,006       ATMI, Inc.(1) .........................................   58,617
    3,660       Atmos Energy Corp. ....................................   89,212
    2,850       ATS Medical, Inc.(1) ..................................   40,434


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   SHARES       SECURITY                                                   VALUE
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    1,200       Atwood Oceanics, Inc.(1) ..............................$  52,572
    2,300       Audiovox Corp. -- Class A(1) ..........................   20,700
    2,300       Aurora Biosciences Corp.(1) ...........................   72,306
    1,800       Aurora Foods, Inc.(1) .................................    4,387
    5,907       AVANT Immunotherapeutics, Inc.(1) .....................   40,611
    4,900       Avant! Corp.(1) .......................................   89,731
    1,000       Avenue A, Inc.(1) .....................................    1,812
    3,100       Avid Technology, Inc.(1) ..............................   56,623
    2,200       Avigen, Inc.(1) .......................................   45,650
    2,228       Aviron(1) .............................................  148,858
    2,503       Avis Group Holdings, Inc.(1) ..........................   81,504
    4,871       Avista Corp. ..........................................   99,855
    4,976       Avocent Corp.(1) ......................................  134,352
    3,666       AVT Corp.(1) ..........................................   18,215
    1,761       Aware, Inc.(1) ........................................   31,258
    2,283       AXT, Inc.(1) ..........................................   75,482
    4,160       Aztar Corp.(1) ........................................   53,820
    5,589       Azurix Corp.(1) .......................................   45,760
      500       Bacou USA(1) ..........................................   13,000
    2,633       Baldor Electric Co. ...................................   55,622
    1,100       Baldwin & Lyons, Inc. -- Class B ......................   25,575
    3,657       Ball Corp. ............................................  168,451
    2,682       Bally Total Fitness Holding Corp.(1) ..................   90,853
    9,587       BancorpSouth, Inc. ....................................  116,842
      400       BancFirst Corp. .......................................   15,875
    1,200       Bandag, Inc. ..........................................   48,675
    1,150       Bank of Granite Corp. .................................   26,737
    3,674       Bank United Corp. -- Class A ..........................  250,521
    2,700       Banta Corp. ...........................................   68,634
    1,800       Barnes Group, Inc. ....................................   35,775
    5,737       Barnes & Noble, Inc.(1) ...............................  152,030
    2,350       barnesandnoble.com, Inc.(1) ...........................    3,084
    2,350       Barr Laboratories, Inc.(1) ............................  171,403
    2,175       Barra, Inc.(1) ........................................  102,497
    3,412       Barrett Resources Corp.(1) ............................  193,844
    2,006       Basin Exploration, Inc.(1) ............................   51,153
   16,195       Battle Mountain Gold Co.(1) ...........................   27,329
    2,553       Bay View Capital Corp. ................................   15,956
    2,600       Be Free, Inc.(1) ......................................    5,687
      800       Beasley Broadcast Group -- A(1) .......................    6,650
      761       bebe stores, Inc.(1) ..................................   16,266
    1,900       Bedford Property Investors ............................   38,475
    1,135       Bel Fuse, Inc. ........................................   38,590
    1,600       Belco Oil & Gas(1) ....................................   19,900
    2,733       Belden, Inc. ..........................................   69,350
    1,500       Bell & Howell Co.(1) ..................................   24,750
    2,133       Benchmark Stock Electroncs, Inc.(1) ...................   48,126
   15,545       Bergen Brunswig Corp. -- Class A ......................  246,077
    2,228       Berkley (W.R.) Corp. ..................................  105,134
    1,700       Berry Petroleum Co. -- Class A ........................   22,737
   12,969       Bethlehem Steel Corp.(1) ..............................   22,696
   11,177       Beverly Enterprises, Inc.(1) ..........................   91,512
    4,000       Billing Concepts Corp.(1) .............................    8,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    3,176       Bindley Western Industries, Inc. ......................$ 132,002
    4,022       BindView Development Corp.(1) .........................   37,832
    1,748       BioCryst Pharmaceuticals, Inc.(1) .....................   11,580
    1,728       BioMarin Pharmaceutical, Inc.(1) ......................   16,740
    1,796       Biopure Corp.(1) ......................................   35,920
      900       Bio-Rad Laboratories, Inc. -- Class A(1) ..............   28,620
    1,815       Biosite Diagnostics Inc.(1) ...........................   73,394
    5,941       Bio-Technology General Corp.(1) .......................   41,958
    2,274       Black Box Corp.(1) ....................................  109,863
    2,200       Black Hills Corp. .....................................   98,450
    2,176       BlackRock, Inc.(1) ....................................   91,392
    1,760       Blanch E W Holdings, Inc. .............................   30,690
    1,245       Block Drug Co., Inc. -- Class A .......................   65,596
    1,529       Blount International, Inc. -- Class A(1) ..............   11,754
    1,300       Bluestone Software, Inc.(1) ...........................   19,662
    3,676       Blyth, Inc. ...........................................   88,683
    4,542       Bob Evans Farms, Inc. .................................   96,801
    2,900       Boca Resorts, Inc. -- Class A(1) ......................   41,687
    1,024       BOK Financial Corp.(1) ................................   21,760
      700       Bone Care Intl Inc.(1) ................................   12,119
    8,803       Borders Group, Inc.(1) ................................  102,885
    3,135       BorgWarner, Inc. ......................................  125,400
    1,137       Bottomline Technologies, Inc.(1) ......................   29,207
    3,700       Bowne & Co., Inc. .....................................   39,081
    2,600       Boyd Gaming Corp.(1) ..................................    8,938
    6,403       Boyds Collection Ltd.(1) ..............................   59,627
    1,600       Boykin Lodging Co. ....................................   13,600
    2,000       Brady (W.H.) Co. ......................................   67,625
    3,800       Brandywine Realty Trust ...............................   78,612
    1,100       Braun Consulting, Inc.(1) .............................    4,056
    5,400       BRE Properties, Inc. -- Class A .......................  171,112
    1,200       Breakaway Solutions, Inc.(1) ..........................    1,050
    2,722       Briggs & Stratton Corp. ...............................  120,789
    1,300       Bright Horizons Family Solutions, Inc.(1) .............   33,962
    6,074       Brightpoint, Inc.(1) ..................................   21,259
    1,383       Brio Technologies, Inc.(1) ............................    5,835
    4,000       Broadbase Software, Inc.(1) ...........................   25,000
    1,200       Brookline Bancorp, Inc. ...............................   13,800
    2,183       Brooks Automation, Inc.(1) ............................   61,260
    1,683       Brooktrout, Inc.(1) ...................................   15,936
    2,500       Brown & Brown, Inc. ...................................   87,500
    3,700       Brown (Tom), Inc.(1) ..................................  121,637
    1,700       Brown Shoe Co., Inc. ..................................   22,100
    1,700       Brush Engineered Materials, Inc. ......................   34,319
      750       BSB Bancorp. Inc. .....................................    9,879
    1,200       BSQUARE Corp.(1) ......................................    7,200
    1,600       Buca, Inc.(1) .........................................   23,500
    2,900       Buckeye Technologies, Inc.(1) .........................   40,781
      700       Buckle, Inc.(1) .......................................   12,294
    3,100       Burnham Pacific Properties, Inc. ......................   14,337
    1,800       Burlington Coat Factory Warehouse .....................   34,087
      700       Bush Industries, Inc. -- Class A ......................    8,137
    3,020       C & D Technologies, Inc. ..............................  130,426


--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    5,410       Cable Design Technologies(1) ..........................$  90,956
    4,500       Cabot Industrial Trust ................................   86,344
    2,700       Cabot Microelectronics Corp.(1) .......................  140,231
    3,400       Cabot Oil & Gas Corp. -- Class A ......................  106,037
    1,500       CACI International, Inc. -- Class A(1) ................   34,523
    3,600       Cadiz Land Co., Inc.(1) ...............................   32,175
      706       CAIS Internet, Inc.(1) ................................      684
    3,246       Cal Dive International, Inc.(1) .......................   86,425
      900       Caldera Systems, Inc.(1) ..............................    1,744
    3,400       Calgon Carbon Corp. ...................................   19,337
    1,600       Calico Commerce, Inc.(1) ..............................    1,550
    2,000       California Amplifier, Inc.(1) .........................   18,500
    1,400       California Water Services Co. .........................   37,800
      500       Caliper Technologies Corp.(1) .........................   23,500
    8,600       Callaway Golf Co. .....................................  160,175
      400       Callon Pete Co.(1) ....................................    6,675
    3,103       Cambrex Corp. .........................................  140,411
    6,506       Cambridge Technology Partners, Inc.(1) ................   17,078
    4,330       Camdem Property Trust .................................  145,055
      700       Caminus Corp.(1) ......................................   16,275
    3,000       Capital Automotive, REIT ..............................   41,437
      400       Capital City Bank Group, Inc. .........................    9,925
    5,100       Capitol Federal Financial .............................   85,425
    1,903       Capstead Mortgage Corp. ...............................   20,695
    2,661       Caraustar Industries, Inc. ............................   24,947
      700       Carbo Ceramics, Inc. ..................................   26,206
    3,179       CardioDynamics International Corp.(1) .................   10,928
    2,492       Career Education Corp.(1) .............................   97,499
   26,498       Caremark Rx, Inc.(1) ..................................  359,379
    3,528       Carlisle Companies, Inc. ..............................  151,483
    2,490       Carpenter Technology Corp. ............................   87,150
    1,500       Carreker Corp.(1) .....................................   52,125
      900       Carrier Access Corp.(1) ...............................    8,100
    2,700       Carter-Wallace, Inc. ..................................   90,112
    1,000       Cascade Natural Gas Corp. .............................   18,812
    1,800       Casella Waste Systems, Inc. -- Class A(1) .............   15,637
    5,886       Casey's General Stores, Inc. ..........................   87,922
    2,500       Cash America International Inc. .......................   10,938
      683       Catalytica Energy Systems, Inc.(1) ....................   11,776
   12,149       Catellus Development Corp.(1) .........................  212,608
    1,000       Cathay Bancorp, Inc. ..................................   59,000
    1,300       Cato Corp. -- Class A .................................   17,875
    2,200       CB Richard Ellis Services, Inc.(1) ....................   32,175
    2,800       CBL & Associates Properties, Inc. .....................   70,875
    6,951       CBRL Group, Inc. ......................................  126,421
      400       C Bridge Internet(1) ..................................    1,562
    2,200       CCC Information Services Group(1) .....................   13,750
    2,766       C-COR.net Corp.(1) ....................................   26,882
    4,828       C-Cube Microsytems, Inc.(1) ...........................   59,445
    1,100       CDI Corp.(1) ..........................................   16,087
    2,903       CEC Entertainment, Inc.(1) ............................   99,065
    1,500       Celeritek, Inc.(1) ....................................   57,187
    3,800       Cell Genesys, Inc.(1) .................................   86,688


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    2,929       Cell Pathways, Inc.(1) ................................$  13,913
    3,350       Cell Therapeutics, Inc.(1) ............................  150,959
    2,600       CellNet Data Systems, Inc.(1) .........................        0
      800       Centennial Communications Corp.(1) ....................   15,000
    2,300       CenterPoint Properties Corp. ..........................  108,675
      600       Centex Construction Products, Inc. ....................   16,388
    6,779       Centex Corp. ..........................................  254,636
      400       Centillium Communications, Inc.(1) ....................    8,900
    1,632       Central Garden & Pet Co.(1) ...........................   11,220
    1,250       Central Parking Corp. .................................   25,000
    1,100       Century Aluminum Co. ..................................   12,513
    4,728       Century Business Services, Inc.(1) ....................    5,319
    1,700       Century South Banks, Inc. .............................   57,269
    2,883       Cerner Corp.(1) .......................................  133,339
    1,261       Cerus Corp.(1) ........................................   94,890
    1,600       CH Energy Group, Inc. .................................   71,600
    4,500       Champion Enterprises, Inc.(1) .........................   12,375
    1,200       Championship Auto Racing Teams, Inc.(1) ...............   25,200
   10,300       Charming Shoppes, Inc.(1) .............................   61,800
    2,200       Charter Municipal Mortgage
                  Acceptance Co. ......................................   29,568
    2,400       Chateau Communities, Inc. .............................   73,050
    1,350       Cheap Tickets, Inc.(1) ................................   13,163
    2,900       Checkpoint Systems, Inc.(1) ...........................   21,569
    3,000       Cheesecake Factory, The(1) ............................  115,125
    1,900       Chelsea GCA Realty, Inc. ..............................   70,063
    1,100       Chemed Corp. ..........................................   36,988
    1,600       ChemFirst, Inc. .......................................   35,300
    1,457       Chemical Financial Corp. ..............................   34,057
    1,633       Chesapeake Corp. ......................................   33,579
   13,420       Chesapeake Energy Corp.(1) ............................  135,879
    1,844       Chico's FAS, Inc.(1) ..................................   38,494
    2,100       Children's Place(1) ...................................   42,525
    4,700       Chiquita Brands International, Inc.(1) ................    4,700
    3,015       Chittenden Corp. ......................................   91,392
    5,747       Choice Hotels Corp., Inc.(1) ..........................   78,662
    1,000       Choice One Communications, Inc,(1) ....................    9,313
      700       Chordiant Software, Inc.(1) ...........................    2,078
    1,700       Chromavision Medical Systems, Inc.(1) .................    4,462
    4,212       Church & Dwight Co., Inc. .............................   93,717
    1,219       Churchill Downs, Inc. .................................   36,341
    4,747       CIBER, Inc.(1) ........................................   23,142
    6,386       Cirrus Logic, Inc.(1) .................................  119,738
    4,906       Citadel Communications Corp.(1) .......................   58,872
    5,754       Citizens Banking Corp. ................................  167,226
      874       CityBank Lynwood ......................................   18,682
    4,470       Claire's Stores, Inc. .................................   80,181
    2,650       Clarcor, Inc. .........................................   54,822
    2,700       Clarent Corp.(1) ......................................   30,544
    2,300       Clarus Corp.(1) .......................................   16,100
   11,185       Clayton Homes, Inc. ...................................  128,628
      600       Clayton Williams Energy, Inc.(1) ......................   16,200
    2,930       Cleco Corp. ...........................................  160,417

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,600       Cleveland-Cliffs, Inc. ................................$  34,500
    1,000       click2 learn.com, Inc.(1) .............................    9,750
      600       Closure Medical Corp.(1) ..............................   21,600
    1,700       CNA Surety Corp. ......................................   24,225
    5,663       CNF Transportation, Inc. ..............................  191,480
    1,400       Coachmen Industries, Inc. .............................   14,700
      300       Coca Cola Bottling Consolidated .......................   11,363
      800       Cognizant Technology Solutions Corp.(1) ...............   29,050
    3,274       Coherent, Inc.(1) .....................................  106,405
    2,583       Cohu, Inc. ............................................   36,001
    2,728       Coinstar, Inc.(1) .....................................   41,602
      600       Coldwater Creek, Inc.(1) ..............................   18,638
      767       Collateral Therapeutics, Inc.(1) ......................   13,566
    5,582       Collins & Aikman Corp.(1) .............................   23,375
   11,110       Colonial Bancgroup, Inc. ..............................  119,433
    2,500       Colonial Properties Trust .............................   65,156
    2,100       Columbia Laboratories, Inc.(1) ........................    9,056
      900       Columbia Sportswear Co.(1) ............................   44,775
    1,500       Columbus McKinnon Corp. ...............................   13,313
    2,719       Com21, Inc.(1) ........................................   12,745
    2,671       Comfort Systems USA, Inc.(1) ..........................    5,676
    3,852       Commerce Bancorp, Inc. ................................  263,381
    2,800       Commerce Group, Inc. ..................................   76,104
    6,753       Commercial Federal Corp. ..............................  131,261
    1,300       Commercial Metals Co. .................................   28,925
    3,100       Commercial Net Lease Realty ...........................   31,581
    1,216       Commonwealth Telephone
                  Enterprises, Inc.(1) ................................   42,560
    6,041       Community First Bankshares, Inc. ......................  114,024
    2,683       Complete Business Solutions, Inc.(1) ..................   27,668
    1,793       CompuCredit Corp.(1) ..................................   32,498
    3,096       Computer Horizons Corp.(1) ............................    7,546
    2,700       Computer Network Technology Corp.(1) ..................   77,794
      400       CompX International, Inc. .............................    3,575
    2,824       Comstock Resource, Inc.(1) ............................   41,654
    2,600       Concord Camera Corp.(1) ...............................   42,900
    2,300       Concord Communications, Inc.(1) .......................   20,125
    6,204       Concurrent Computer Corp.(1) ..........................   33,347
   10,623       Conectiv, Inc. ........................................  213,124
    1,641       CONMED Corp.(1) .......................................   28,102
    4,111       Connetics Corp,(1) ....................................   18,756
    3,400       CONSOL Energy, Inc. ...................................   94,987
    2,075       Consolidated Products, Inc.(1) ........................   14,266
    1,582       Constellation Brands, Inc. -- Class A(1) ..............   92,943
      200       Convergent Communications, Inc.(1) ....................      119
    1,500       Convera Corp.(1) ......................................   26,625
    1,600       Cooper Companies, Inc. ................................   63,800
    7,192       Cooper Tire & Rubber Co. ..............................   76,415
      600       Coorstek, Inc.(1) .....................................   18,825
    4,700       Copart, Inc.(1) .......................................  101,050
      100       Cope, Inc.(1) .........................................    3,170
      400       Corillian Corp.(1) ....................................    4,800
    1,200       Corinthian Colleges, Inc.(1) ..........................   45,525


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS   December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    4,706       Corixa Corp.(1) .......................................$ 131,188
    4,325       Corn Products International, Inc. .....................  125,695
    4,200       Cornerstone Realty Income Trust, Inc. .................   44,363
    2,500       Corporate Executive Board(1) ..........................   99,414
    7,931       Corrections Corp. of America REIT(1) ..................    2,726
    2,583       Corsair Communications, Inc.(1) .......................   18,404
    1,000       Corus Bankshares, Inc. ................................   49,484
      600       Corvel Corp.(1) .......................................   20,775
    2,701       Cost Plus, Inc.(1) ....................................   79,342
    1,300       CoStar Group, Inc.(1) .................................   30,713
    5,250       Cousins Properties, Inc. ..............................  146,672
    6,000       Covance, Inc.(1) ......................................   64,500
    7,200       Coventry Health Care, Inc.(1) .........................  192,150
      800       CPB, Inc. .............................................   22,300
      688       CPI Corp. .............................................   13,760
    3,900       Crawford & Co. -- Class B .............................   45,338
    1,800       Credit Acceptance Corp.(1) ............................   10,800
    1,468       Crestline Capital Corp.(1) ............................   37,801
   12,833       Crompton Corp. ........................................  134,747
    8,087       Cross Timbers Oil Co. .................................  224,414
      664       Crossman Communities, Inc.(1) .........................   13,944
    1,500       Crossroads Systems, Inc.(1) ...........................    7,031
    1,000       Crown Media Holdings, Inc. ............................   20,312
    2,050       CryoLife, Inc.(1) .....................................   62,028
    2,360       CSK Auto Corp.(1) .....................................    9,145
      600       CSS Industries, Inc.(1) ...............................   12,750
    1,800       CT Communications, Inc. ...............................   25,312
    1,573       CTC Communications Group, Inc.(1) .....................    7,275
    3,090       CTS Corp. .............................................  112,592
      600       Cubic Corp. ...........................................   15,413
    3,057       Cubist Pharmaceuticals, Inc.(1) .......................   88,653
    6,411       Cullen/Frost Bankers, Inc. ............................  268,060
    5,070       Cummins Engine Co., Inc. ..............................  192,343
    3,828       Cumulus Media, Inc. -- Class A(1) .....................   13,877
    1,800       Cuno, Inc.(1) .........................................   48,262
    3,200       CuraGen Corp.(1) ......................................   87,400
      500       Curtiss-Wright Corp. ..................................   23,250
    1,822       CV Therapeutics, Inc.(1) ..............................  128,906
    1,862       CVB Financial Corp. ...................................   31,654
    4,900       Cyber-Care, Inc.(1) ...................................   10,413
    2,070       CyberSource Corp.(1) ..................................    4,916
    1,851       Cyberonics, Inc.(1) ...................................   43,036
      948       CyberOptics Corp.(1) ..................................   16,057
    2,600       Cygnus, Inc.(1) .......................................   12,675
    2,302       Cylink Corp.(1) .......................................    4,964
    3,274       Cymer, Inc.(1) ........................................   84,254
      500       Cypress Communications, Inc.(1) .......................      453
    1,400       Cysive, Inc.(1) .......................................    5,775
    5,000       Cytec Industries, Inc.(1) .............................  199,688
    7,900       Cytogen Corp.(1) ......................................   18,516
    6,569       D.R. Horton, Inc. .....................................  160,530
    1,500       Dain Rausher Corp. ....................................  142,031
    6,125       Dal-Tile International, Inc.(1) .......................   86,898

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
      900       Daleen Technologies, Inc.(1) ..........................$   3,375
    6,500       Data Broadcasting Corp. ...............................   22,750
    1,700       Data Return Corp.(1) ..................................    6,375
    1,306       Datascope Corp. .......................................   44,731
    2,174       Datastream Systems, Inc.(1) ...........................   21,197
    8,101       Davita, Inc.(1) .......................................  138,730
    1,509       Davox Corp.(1) ........................................   14,713
    1,315       DDi Corp.(1) ..........................................   35,834
    3,996       Dean Foods Co. ........................................  122,627
    5,500       Del Monte Foods Co.(1) ................................   39,875
    2,177       Del Webb Corp.(1) .....................................   63,677
    2,100       Delco Remy International, Inc.(1) .....................   18,113
    1,936       Delphi Financial Group, Inc. -- Class A(1) ............   74,536
    4,268       Delta and Pine Land Co. ...............................   89,361
    1,600       Deltathree.com, Inc.(1) ...............................    1,900
    1,100       Deltic Timber Corp.(1) ................................   26,263
    1,800       Deltek Systems, Inc.(1) ...............................    7,650
    1,300       Denbury Resources, Inc. ...............................   14,300
    3,824       Dendrite International, Inc.(1) .......................   85,562
    7,746       Developers Diversified Realty Corp. ...................  103,119
    1,500       Diagnostic Products Corp. .............................   81,938
    9,500       Dial Corp. ............................................  104,500
    3,200       Diametrics Med, Inc.(1) ...............................   19,000
    2,260       Diamond Cluster International, Inc.(1) ................   68,930
    1,500       Digene Corp.(1) .......................................   67,031
    1,241       Digimarc Corp.(1) .....................................   20,477
    2,257       Digital Courier Technologies, Inc.(1) .................      948
    1,000       Digital Impact, Inc.(1) ...............................    2,344
    2,722       Digital Insight Corp.(1) ..............................   49,166
    8,500       Digital Island, Inc.(1) ...............................   34,531
    2,300       Digital River, Inc.(1) ................................    5,463
      500       Digital Think, Inc.(1) ................................    8,531
    1,100       Digitas, Inc.(1) ......................................    5,569
   10,527       Dillard's, Inc. -- Class A ............................  124,350
    1,406       Dime Community Bancorp, Inc. ..........................   35,502
    2,660       Dionex Corp.(1) .......................................   91,770
    1,700       Direct Focus, Inc.(1) .................................   57,056
      800       Diversa Corp.(1) ......................................   14,350
    3,700       Documentum, Inc.(1) ...................................  183,844
    5,083       Dole Food Co. .........................................   83,234
    3,000       Dollar Thrifty Automotive Group, Inc.(1) ..............   56,250
    4,500       Donaldson Co., Inc. ...................................  125,156
    3,200       Donaldson Lufkin & Jenrette ...........................   12,000
    4,500       Doral Financial Corp. .................................  108,844
      900       Dot Hill System Corp.(1) ..............................    3,488
    1,200       Dover Downs Entertainment, Inc. .......................   13,425
    2,410       Downey Financial Corp. ................................  132,550
    2,100       Dress Barn, Inc.(1) ...................................   60,900
    2,200       Dreyer's Grand Ice Cream, Inc. ........................   70,950
    1,400       Dril-Quip, Inc.(1) ....................................   47,863
    2,400       drugstore.com, Inc.(1) ................................    2,175
    1,728       DSET Corp.(1) .........................................    3,105
    3,605       DSL.net, Inc.(1) ......................................    1,915


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000


--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    3,000       DSP Communications, Inc.(1) ...........................$  63,141
    2,282       Duane Reade, Inc.(1) ..................................   69,744
      761       DuPont Photomasks, Inc.(1) ............................   40,214
    1,882       Dura Automotive Systems, Inc.(1) ......................    9,881
    1,400       DUSA Pharmaceuticals, Inc.(1) .........................   23,538
      900       DVI, Inc.(1) ..........................................   15,356
    1,700       e-machines, Inc.(1) ...................................      638
    3,318       e-MedSoft.com(1) ......................................    2,074
    6,286       e. spire Communications, Inc.(1) ......................    3,143
    4,760       Earthgrains Co. .......................................   88,060
    2,100       EarthShell Corp.(1) ...................................    2,691
    3,035       East West Bancorp, Inc. ...............................   75,685
    1,600       EastGroup Properties, Inc. ............................   35,800
    7,000       Eaton Vance Corp. .....................................  225,750
      700       eBenX, Inc.(1) ........................................    4,725
    4,206       Eclipsys Corp.(1) .....................................  103,047
    1,900       Edison Schools, Inc.(1) ...............................   59,850
    2,574       Education Management Corp.(1) .........................   92,021
    6,659       Edwards LifeSciences Corp.(1) .........................  118,197
    3,833       EEX Corp.(1) ..........................................   18,686
    2,600       eGain Communications Corp.(1) .........................    8,044
    3,429       EGL, Inc.(1) ..........................................   82,082
    6,500       El Paso Electric Co.(1) ...............................   85,800
    2,300       Elantec Semiconductor, Inc.(1) ........................   63,825
    2,560       Elcor Corp. ...........................................   43,200
    1,500       Electric Lightwave, Inc. -- Class A(1) ................    4,969
    1,500       Electro Rent Corp.(1) .................................   21,188
    2,956       Electro Scientific Industries, Inc.(1) ................   82,768
    2,819       Electroglas, Inc.(1) ..................................   43,166
    1,000       Electronics Boutique Holdings Corp.(1) ................   17,500
    4,761       eLoyalty Corp.(1) .....................................   30,798
    2,400       Emagin Corp.(1) .......................................    5,088
      500       Embarcadero Technologies, Inc.(1) .....................   22,500
    1,200       EMCOR Group, Inc.(1) ..................................   30,600
    2,800       EMCORE Corp.(1) .......................................  131,600
      700       Emerge Interactive, Inc. -- Class A(1) ................    2,538
    1,522       Emisphere Technologies, Inc.(1) .......................   38,050
    2,800       Empire District Electric Co. ..........................   73,675
    6,158       Encompass Services Corp.(1) ...........................   31,175
    1,215       Endocare, Inc.(1) .....................................   15,491
    3,200       Energen Corp. .........................................  103,000
    2,009       Energy Conversion Devices, Inc.(1) ....................   40,682
    3,500       Enhance Financial Services Group, Inc. ................   54,031
    1,475       Entertainment Properties Trust ........................   16,225
      325       Entrada Networks. Inc.(1) .............................      569
    2,000       EntreMed, Inc.(1) .....................................   34,500
      100       Envision Dev Corp.(1) .................................        0
    2,485       Enzo Biochem, Inc.(1) .................................   61,814
    4,796       Enzon, Inc.(1) ........................................  297,652
      561       EpicEdge, Inc.(1) .....................................      210
      400       Eplus, Inc.(1) ........................................    4,550
    3,064       ePresence, Inc.(1) ....................................   13,309
    1,100       Eprise Corp.(1) .......................................    1,994


--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    5,400       Equity Inns, Inc. .....................................$  33,413
    1,167       ESCO Electronics Corp.(1) .............................   24,142
    1,300       eSPEED, Inc. -- Class A(1) ............................   20,394
    2,819       ESS Technology, Inc(1) ................................   14,447
    2,200       Essex Property Trust, Inc. ............................  120,450
    1,900       Esterline Technologies Corp.(1) .......................   49,875
    4,282       Ethan Allen Interiors, Inc. ...........................  143,447
    3,600       Ethyl Corp. ...........................................    5,175
    7,700       eToys, Inc.(1) ........................................    1,444
    1,586       Evergreen Resources, Inc.(1) ..........................   61,259
    4,282       Exar Corp.(1) .........................................  132,675
    1,235       Excel Technology, Inc.(1) .............................   24,642
    3,100       eXcelon Corp.(1) ......................................    4,650
    4,622       Exchange Applications, Inc.(1) ........................    5,633
    1,400       Exelixis, Inc.(1) .....................................   20,475
    2,155       Exide Corp. ...........................................   16,432
      800       Expedia, Inc. -- Class A(1) ...........................    7,650
    8,847       Extended Stay America, Inc.(1) ........................  113,684
      800       Extended Systems, Inc.(1) .............................    9,350
      500       Extensity, Inc.(1) ....................................    3,008
    2,000       F5 Networks, Inc.(1) ..................................   19,000
    1,100       F&M Bancorp ...........................................   22,688
    2,721       F&M National Corp. ....................................   71,086
    2,312       F.N.B. Corp., Pennsylvania ............................   48,552
    1,783       F.Y.I., Inc.(1) .......................................   65,748
    1,583       Factory 2-U Stores, Inc.(1) ...........................   52,437
    2,300       FactSet Research Systems, Inc. ........................   85,261
    1,300       Fair Isaac & Co., Inc. ................................   66,300
    5,500       Fairfield Communities, Inc.(1) ........................   77,344
      100       Farmer Bros Co. .......................................   20,750
      600       Farmers Capital Bank Corp. ............................   16,575
    1,016       FBL Financial Group, Inc. -- Class A ..................   17,717
    2,300       Fedders Corp. .........................................   10,638
    9,700       Federal-Mogul Corp. ...................................   22,432
    5,098       Federal Realty Investment Trust .......................   96,862
    5,130       Federal Signal Corp. ..................................  100,676
    5,331       FelCor Lodging Trust, Inc. ............................  127,611
    1,502       FEI Co.(1) ............................................   34,171
    3,932       Ferro Corp. ...........................................   90,436
      900       Fibernet Telecom Group(1) .............................    4,950
    6,201       Fidelity National Financial, Inc. .....................  229,049
    3,928       FileNet Corp.(1) ......................................  107,038
    1,100       Financial Federal Corp.(1) ............................   26,263
    7,492       Finova Group ..........................................    7,024
      600       FirePond, Inc.(1) .....................................    5,663
    6,600       First American Financial Corp. ........................  216,975
    2,300       First Bancorp/Puerto Rico .............................   54,338
      900       First Busey Corp. .....................................   17,944
    3,400       First Charter Corp. ...................................   50,575
      700       First Citizens BancShares, Inc. --
                  Class A .............................................   56,525
    6,380       First Commonwealth Financial Corp. ....................   63,800
    1,700       First Consulting Group, Inc.(1) .......................    8,075


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,300       First Federal Capital Corp.(1) ........................$  18,850
    3,745       First Financial Bancorp ...............................   63,665
    1,050       First Financial Bankshares, Inc. ......................   33,009
      705       First Financial Corp., Indiana(1) .....................   22,516
    1,300       First Financial Holdings ..............................   25,594
      800       First Indiana Corp. ...................................   18,800
    4,992       First Industrial Realty Trust, Inc. ...................  169,728
    1,250       First Merchants Corp. .................................   28,359
    4,617       First Midwest Bancorp, Inc. ...........................  132,739
    1,500       First Niagara Financial Group, Inc. ...................   16,219
    3,482       First Sentinel Bancorp, Inc. ..........................   40,043
    1,120       First Source Corp. ....................................   20,441
    1,000       First Washington Realty Trust, Inc. ...................   25,813
    2,300       FirstFed Financial Corp. ..............................   74,319
    4,560       Fisher Scientific International(1) ....................  168,150
    3,577       Fleetwood Enterprises, Inc. ...........................   37,559
    4,954       Fleming Companies, Inc. ...............................   58,519
    2,100       Florida Rock Industries, Inc. .........................   82,163
    4,800       Flowserve Corp.(1) ....................................  102,600
    2,300       Footstar, Inc.(1) .....................................  113,850
    1,700       Forest City Enterprises, Inc. -- Class A ..............   66,640
    2,078       Forest Oil Corp.(1) ...................................   76,641
    1,400       Forrester Research, Inc.(1) ...........................   70,088
    1,725       Forward Air Corp.(1) ..................................   64,364
    2,194       Fossil, Inc.(1) .......................................   31,788
    4,400       Foster Wheeler Corp. ..................................   23,100
    6,392       Franchise Finance Corp. of America ....................  149,014
      500       Franklin Electric Co., Inc. ...........................   34,250
    1,300       Freds, Inc. -- Class A ................................   27,381
   15,441       Freeport-McMoRan Copper
                  & Gold, Inc. -- Class B(1) ..........................  132,214
    5,348       Fremont General Corp.(1) ..............................   15,041
    3,469       Friede Goldman International, Inc.(1) .................   12,358
    3,300       Friedman, Billings Ramsey Group, Inc.(1) ..............   21,656
    2,600       Fritz Cos, Inc.(1) ....................................   15,763
    2,386       Frontier Airlines, Inc.(1) ............................   73,817
    1,800       Frontier Financial Corp. ..............................   45,113
    3,009       Frontier Oil Corp. ....................................   20,687
    2,900       Frontline Capital Group(1) ............................   38,561
    3,241       FSI International, Inc.(1) ............................   27,143
    1,200       FuelCell Energy, Inc.(1) ..............................   82,275
    1,874       Fuller (H.B.) Co. .....................................   73,935
    8,753       Fulton Financial Corp. ................................  201,866
    6,355       Furniture Brands International, Inc.(1) ...............  133,852
    4,000       FutureLink Corp.(1) ...................................    2,625
    2,272       G&K Services, Inc. -- Class A .........................   63,900
      800       Gabelli Asset Mgmt., Inc. -- Class A(1) ...............   26,550
    2,820       Gables Residential Trust ..............................   78,960
    2,100       Gadzoox Networks, Inc.(1) .............................    4,397
      200       Gaiam, Inc. -- Class A(1) .............................    3,088
    4,406       Gallagher (Arthur J.) & Co. ...........................  280,332
    1,350       Gardner Denver Machinery, Inc.(1) .....................   28,755
    7,985       Gartner Group, Inc. -- Class A(1) .....................   55,097

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,900       GaSonics International Corp.(1) .......................$  34,913
    4,600       Gaylord Container Corp. -- Class A(1) .................    4,600
    1,900       Gaylord Entertainment, Inc.(1) ........................   39,663
    1,640       GBC Bancorp ...........................................   62,935
      500       GC Cos.(1) ............................................    1,000
    3,500       GenCorp., Inc. ........................................   33,688
    2,800       Gene Logic, Inc.(1) ...................................   51,450
    2,850       General Cable Corp. ...................................   12,647
    4,700       General Communication -- Class A(1) ...................   32,900
    3,500       General Semiconductor, Inc.(1) ........................   21,875
    2,800       Genesco, Inc.(1) ......................................   68,425
    1,200       Genlyte Group(1) ......................................   28,500
    2,300       Genome Therapeutics Corp.(1) ..........................   16,028
      500       Genomic Solutions, Inc.(1) ............................    3,813
    3,000       GenRad, Inc.(1) .......................................   30,000
    2,700       Genta Inc.(1) .........................................   21,600
    1,360       Gentek, Inc. ..........................................   22,440
    1,800       Gentiva Health Services, Inc.(1) ......................   24,075
    2,600       Genzyme Transgenics Corp.(1) ..........................   37,213
    3,547       Georgia Gulf Corp. ....................................   60,521
    1,900       Geoworks Corp.(1) .....................................    5,581
    1,800       Gerber Scientific, Inc. ...............................   15,413
    2,300       Geron Corp.(1) ........................................   35,506
      600       Gibraltar Steel Corp. .................................   10,538
    2,800       Glatefelter (P.H.) Co. ................................   34,860
    6,581       Glenayre Technologies, Inc.(1) ........................   23,239
    3,151       Glenborough Realty Trust, Inc. ........................   54,749
    1,700       Gliatech, Inc.(1) .....................................    6,906
    2,400       Glimcher Realty Trust .................................   30,000
    2,189       GlobalNet Financial.com, Inc.(1) ......................    3,284
      308       Globalscape, Inc.(1) ..................................        0
    2,944       Globix Corp.(1) .......................................    8,096
    2,600       Gold Bancorp, Inc. ....................................   12,188
      961       Golden Telcom, Inc.(1) ................................    4,925
    1,300       GoAmerica, Inc.(1) ....................................    6,988
    3,000       GoTo.com, Inc.(1) .....................................   21,938
    6,096       Grace W R & Co.(1) ....................................   19,431
    2,293       Graco, Inc. ...........................................   94,873
    2,100       Granite Construction, Inc. ............................   60,769
      800       Great American Financial Resources, Inc. ..............   15,300
    1,668       Great Atlantic & Pacific Tea Co. ......................   11,676
    5,231       Great Lakes Chemical Corp. ............................  194,528
    1,700       Great Lakes REIT, Inc. ................................   29,538
    1,583       Great Plains Software, Inc.(1) ........................   74,500
    4,954       Greater Bay Bancorp ...................................  203,114
       50       Grey Global Group .....................................   32,500
   19,200       Grey Wolf, Inc.(1) ....................................  112,800
      900       GRIC Communication, Inc.(1) ...........................    1,913
    1,400       Grief Bros Corp. -- Class A ...........................   39,900
    2,700       Griffon Corp.(1) ......................................   21,263
    1,400       Group 1 Automotive, Inc.(1) ...........................   13,125
    3,800       GTech Holding Corp.(1) ................................   78,138
      900       Guess, Inc.(1) ........................................    4,781


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    3,100       Guilford Pharmaceuticals, Inc.(1) .....................$  55,800
    2,200       Guitar Center, Inc.(1) ................................   25,025
      600       Gulf Island Fabrication ...............................   10,913
    2,900       Haemonetics Corp.(1) ..................................   89,538
    3,682       Hain Celestial Group, Inc.(1) .........................  119,665
    1,400       Hall, Kinion & Associates, Inc.(1) ....................   28,175
    4,900       HA-LO Industries(1) ...................................   11,025
    1,000       Hancock Holding Co.(1) ................................   38,250
    2,555       Handleman Co.(1) ......................................   19,163
    6,512       Hanover Direct, Inc.(1) ...............................    2,442
      520       Harbor Global Co. .....................................    2,600
    2,301       Harbor Florida Bancorp, Inc. ..........................   34,371
    3,000       Harland (John H.) Co. .................................   42,375
    2,000       Harleysville Group, Inc. ..............................   58,500
      955       Harleysville National Corp. ...........................   33,127
    3,736       Harman International Industries, Inc. .................  136,364
    4,400       Harsco Corp. ..........................................  108,625
    1,500       Haverty Furniture Companies, Inc. .....................   14,813
    3,312       Hawaiian Electric Industries ..........................  123,165
    1,700       Hayes Lemmerz International, Inc.(1) ..................   11,369
    4,877       HCC Insurance Holdings, Inc. ..........................  131,374
    5,501       Health Care Property Investors, Inc. ..................  164,342
    3,175       Health Care REIT, Inc. ................................   51,594
    5,691       Healthcare Realty Trust, Inc. .........................  120,934
   11,855       Healthnet, Inc.(1) ....................................  310,453
    1,700       Heartland Express, Inc.(1) ............................   38,781
      700       HEICO Corp. ...........................................   10,938
       30       HEICO Corp., -- Class A ...............................      349
    2,200       Heidrick & Struggles International, Inc.(1) ...........   92,538
    2,905       Helix Technology Corp. ................................   68,767
    1,266       Herbalife International, Inc. -- Class A ..............    9,653
    2,200       Hexcel Corp.(1) .......................................   19,663
    1,561       Hickory Tech Corp. ....................................   32,001
      961       hi/fn, Inc.(1) ........................................   26,428
    3,700       High Speed Access Corp.(1) ............................    3,931
    7,140       Highwoods Properties, Inc. ............................  177,608
    1,500       Hilb, Rogal and Hamilton Co. ..........................   59,813
    3,674       HNC Software, Inc.(1) .................................  109,072
    5,405       Hollinger International, Inc. .........................   85,804
    2,800       Hollywood Entertainment Corp.(1) ......................    2,975
    1,400       Hollywood Media Corp.(1) ..............................    5,425
    2,800       Home Properties of New York, Inc. .....................   78,225
    5,944       Hon Industries, Inc. ..................................  151,572
    7,000       Hooper Holmes, Inc. ...................................   77,420
    4,568       Horace Mann Educators Corp. ...........................   97,641
    1,300       Horizon Offshore, Inc.(1) .............................   25,675
    6,298       Hospitality Properties Trust ..........................  142,492
    2,400       Hot Topic, Inc.(1) ....................................   39,450
      600       Hotel Reservations Network, Inc. --
                  Class A(1) ..........................................   17,025
    1,800       Hotjobs.com, Inc.(1) ..................................   20,588
    3,302       Houghton Mifflin Co. ..................................  153,130
      900       Houston Exploration Co.(1) ............................   34,313

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
   17,100       HRPT Properties Trust .................................$ 129,319
    2,100       HS Resources, Inc.(1) .................................   88,988
    6,812       Hudson United Bancorp .................................  142,626
    2,500       Hughes Supply, Inc. ...................................   44,850
   17,893       Humana, Inc.(1) .......................................  272,868
    2,000       Hunt (J.B.) Transport Services, Inc. ..................   33,625
    2,800       Hutchinson Technology(1) ..............................   38,500
    1,300       Hypercom Corp.(1) .....................................    4,063
    3,580       Hyperion Solutions Corp.(1) ...........................   55,266
    1,100       Hyseq, Inc.(1) ........................................   15,813
    1,800       iBasis, Inc.(1) .......................................    7,425
    1,200       iBEAM Broadcasting Corp.(1) ...........................    1,275
    1,200       Ibis Technolgy Corp.(1) ...............................   23,100
    5,900       ICG Communications, Inc.(1) ...........................      767
    4,460       Idacorp, Inc. .........................................  218,819
    2,900       Identix, Inc.(1) ......................................   22,765
    3,400       IDEX Corp. ............................................  112,625
    4,196       IDEXX Laboratories Inc.(1) ............................   92,312
    2,674       IDT Corp.(1) ..........................................   54,483
    2,000       IDX Systems Corp.(1) ..................................   50,000
    3,206       iGATE Capital Corp.(1) ................................    9,217
    1,506       IGEN International, Inc.(1) ...........................   18,543
    2,000       IHOP Corp.(1) .........................................   43,375
    1,600       II-VI, Inc.(1) ........................................   24,300
   14,986       IKON Office Solutions, Inc. ...........................   37,465
    3,063       ILEX Oncology, Inc.(1) ................................   80,595
    2,589       Illuminet Holdings, Inc.(1) ...........................   59,385
    4,003       Imation Corp.(1) ......................................   62,047
    6,829       Imatron, Inc.(1) ......................................    9,390
    1,815       Immersion Corp.(1) ....................................   13,641
    3,400       Immune Response Corp.(1) ..............................    8,925
    4,279       ImmunoGen, Inc.(1) ....................................   91,731
    3,600       Immunomedics, Inc.(1) .................................   77,400
    1,728       IMPATH, Inc.(1) .......................................  114,912
    1,100       IMPCO Technologies, Inc.(1) ...........................   13,200
    4,673       Imperial Bancorp(1) ...................................  122,666
    1,400       IMPSAT Fiber Networks, Inc.(1) ........................    6,125
    2,000       IMRglobal Corp.(1) ....................................   10,750
    4,341       In Focus Systems, Inc.(1) .............................   64,030
    1,635       INAMED Corp.(1) .......................................   33,415
    8,642       Independence Community Bank ...........................  137,732
    1,100       Independent Bank Corp. ................................   13,750
    8,120       IndyMac Mortgage Holdings, Inc.(1) ....................  239,540
    1,200       Industrial International, Inc. ........................    2,550
    2,700       InfoUSA, Inc.(1) ......................................    9,113
    1,140       Infogrames, Inc.(1) ...................................    6,341
    6,100       Informatica Corp.(1) ..................................  241,331
    3,100       Information Architects Corp.(1) .......................    5,619
    1,000       Information Holdings, Inc.(1) .........................   23,438
      200       Inforte Corp. .........................................    2,750
      700       Ingles Markets, Inc. -- Class A .......................    7,044
    4,006       Inhale Therapeutic Systems(1) .........................  202,303
    3,700       Innkeepers USA Trust ..................................   40,931


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS   December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    6,029       Inprise Corp.(1) ......................................$  33,348
    4,200       Input/Output, Inc.(1) .................................   42,788
    4,879       Insight Communications Company, Inc.(1) ...............  114,657
    3,462       Insight Entreprises, Inc.(1) ..........................   62,100
    1,866       Insignia Financial Group, Inc. -- Class A(1) ..........   22,159
    2,490       Insituform Technologies -- Class A(1) .................   99,289
    1,222       Insurance Auto Auctions, Inc.(1) ......................   14,664
    1,822       Integra Bank Corp. ....................................   46,575
    1,400       Integrated Circuit Systems, Inc.(1) ...................   23,188
    3,300       Integrated Electrical Services, Inc.(1) ...............   19,594
    3,400       Integrated Silicon Solution, Inc.(1) ..................   48,875
    8,700       Intelect Communications, Inc. .........................    3,263
    3,946       InteliData Technology Corp.(1) ........................   10,235
    1,700       Interact Commerce Corp.(1) ............................   14,238
      500       Interactive Intelligence, Inc.(1) .....................   12,063
    1,235       Intercept Group, Inc.(1) ..............................   32,959
    5,560       InterDigital Communications Corp.(1) ..................   30,059
    6,141       Interface, Inc. .......................................   53,350
    4,624       Intergraph Corp.(1) ...................................   27,744
    4,846       Interliant, Inc.(1) ...................................   15,447
    1,128       Interlink Electronics, Inc.(1) ........................   14,312
    2,075       Interlogix, Inc.(1) ...................................   39,166
    5,400       Intermedia Communications, Inc.(1) ....................   38,813
    1,000       Intermune Pharmaceuticals, Inc.(1) ....................   44,625
    1,881       International Bancshares Corp. ........................   64,189
    3,500       International FiberCom, Inc.(1) .......................   17,281
    1,800       International Multifoods Corp. ........................   36,563
    1,300       International Speciality Products, Inc. ...............    8,694
    1,300       internet.com Corp.(1) .................................    7,719
    6,514       Internet Pictures Corp.(1) ............................    6,310
    1,300       Interpool, Inc. .......................................   22,181
    4,100       Interstate Bakeries Corp. .............................   57,656
    8,162       Intertrust Technologies Corp.(1) ......................   27,547
    2,290       Inter-Tel, Inc. .......................................   17,604
    2,787       IntertTAN, Inc.(1) ....................................   32,399
    3,700       InterVoice-Brite, Inc.(1) .............................   26,825
    1,876       InterWorld Corp.(1) ...................................      938
    4,100       Interwoven, Inc.(1) ...................................  270,344
      700       Intrabiotics Pharmaceuticals(1) .......................    6,738
    2,000       IntraNet Solutions, Inc.(1) ...........................  102,000
    1,700       Intraware, Inc.(1) ....................................    2,497
    1,800       Intrusion.com, Inc.(1) ................................    8,550
    2,700       Invacare Corp. ........................................   92,475
    3,296       Investment Technology Group, Inc.(1) ..................  137,608
    3,456       Investors Financial Services Corp. ....................  297,216
    3,987       Invitrogen Corp.(1) ...................................  344,377
   29,147       Iomega Corp.(1) .......................................   98,225
    2,100       Ionics, Inc.(1) .......................................   59,588
    3,100       IRT Property Co. ......................................   25,188
    1,000       Irwin Financial Corp. .................................   21,188
    4,768       Isis Pharmaceuticals, Inc.(1) .........................   50,660
    3,711       Isle of Capri Casinos, Inc.(1) ........................   39,429
    2,235       I-STAT Corp.(1) .......................................   59,088

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    6,790       ITC Deltacom, Inc.(1) .................................$  36,602
    1,500       ITT Educational Services, Inc.(1) .....................   33,000
    1,300       ITXC Corp.(1) .........................................    9,019
    2,090       Ivex Packaging Corp.(1) ...............................   22,859
    2,500       iVillage, Inc.(1) .....................................    2,656
    4,100       iXL Enterprises, Inc.(1) ..............................    4,100
      900       IXYS Corp.(1) .........................................   13,163
    6,200       J.D. Edwards & Co.(1) .................................  110,438
    4,298       Jack in the Box, Inc.(1) ..............................  126,522
    2,700       Jacobs Engineering Group, Inc.(1) .....................  124,706
    2,800       JAKKS Pacific, Inc.(1) ................................   25,550
    2,582       JDA Software Group, Inc.(1) ...........................   33,727
    3,450       JDN Realty Corp. ......................................   36,441
    3,000       Jefferies Group, Inc. .................................   93,750
    4,500       JLG Industries, Inc. ..................................   47,813
      700       JNI Corp.(1) ..........................................   15,881
      800       John Nuveen Co. -- Class A ............................   46,000
    5,111       John Wiley & Sons, Inc. -- Class A ....................  109,887
    3,782       Jones Lang LaSalle Inc.(1) ............................   52,475
    5,003       Journal Register Co.(1) ...............................   80,361
    1,200       JP Realty, Inc. .......................................   18,900
    2,100       Juno Online Services, Inc.(1) .........................    1,378
    2,491       Jupiter Media Metrix, Inc.(1) .........................   23,197
      800       Just For Feet, Inc.(1) ................................        2
    1,950       K-V Pharmaceutical Co.(1) .............................   47,288
    2,300       Kaiser Aluminum Corp.(1) ..............................    8,481
    2,400       Kaman Corp. -- Class A ................................   40,500
      600       Kansas City Life Insurance Co. ........................   21,225
    7,418       Kansas City Power & Light Co. .........................  203,531
    5,168       Kaufman & Broad Home Corp. ............................  174,097
    3,390       Kaydon Corp. ..........................................   84,326
      900       Keithley Instruments, Inc. ............................   38,756
    2,682       Kellwood Co. ..........................................   56,657
    1,900       Kelly Services, Inc. ..................................   44,888
    3,412       Kennametal, Inc. ......................................   99,375
    1,050       Kenneth Cole Productions, Inc. --
                  Class A(1) ..........................................   42,263
    3,100       Kent Electronics Corp.(1) .............................   51,150
   10,800       Key Energy Group, Inc.(1) .............................  112,725
    1,509       Key Production Co., Inc.(1) ...........................   50,646
    1,800       Keynote Systems, Inc.(1) ..............................   25,538
    2,550       Key3Media Group, Inc.(1) ..............................   31,078
    4,340       kforce.com, Inc(1) ....................................   13,291
    2,900       Kilroy Realty Corp. ...................................   82,831
    3,300       Kimball International Inc. -- Class B .................   47,850
    2,836       Kirby Corp.(1) ........................................   59,556
      812       Knight Transportation, Inc.(1) ........................   15,631
    2,900       Koger Equity, Inc. ....................................   45,131
    4,223       Korn/Ferry International(1) ...........................   89,739
    1,300       KOS Pharmaceuticals, Inc.(1) ..........................   22,913
      480       Krispy Kreme Doughnuts, Inc.(1) .......................   39,840
    1,621       Kronos, Inc.(1) .......................................   50,150
    5,300       Kulicke & Soffa Industries, Inc.(1) ...................   59,625



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    2,900       Labor Ready, Inc.(1) ..................................$   9,606
    2,020       Laboratory Corp. of America Holdings(1) ...............  355,520
    4,424       LaBranche & Co., Inc.(1) ..............................  135,209
    2,000       Laclede Gas Co. .......................................   46,750
    3,700       Lancaster Colony Corp. ................................  103,831
    3,200       Lance, Inc. ...........................................   40,500
    1,100       Landamerica Financial Group ...........................   44,481
    1,800       Landry's Seafood Restaurants, Inc. ....................   17,888
    1,325       Lands' End, Inc.(1) ...................................   33,284
    1,006       Landstar System, Inc.(1) ..............................   55,770
    1,300       Lante Corp.(1) ........................................    2,031
    1,000       LaSalle Hotel Properties ..............................   15,188
    1,800       Latitude Communications, Inc.(1) ......................    6,975
      500       Lawson Products, Inc. .................................   13,594
    6,500       La-Z-Boy Chair, Inc. ..................................  102,375
    1,100       LCC International, Inc. -- Class A(1) .................   11,963
    3,000       Leap Wireless International, Inc.(1) ..................   75,000
    7,405       Lear Corp.(1) .........................................  183,737
    1,383       Learning Tree International, Inc.(1) ..................   68,459
    5,000       Lee Enterprises. Inc. .................................  149,063
    9,800       Legato Systems, Inc(1) ................................   72,888
    5,572       Lennar Corp. ..........................................  201,985
    4,218       Lennox International, Inc. ............................   32,690
    4,830       Leucadia National Corp. ...............................  171,163
      700       Level 8 Systems, Inc.(1) ..............................    4,266
    1,622       Lexicon Genetics, Inc.(1) .............................   26,966
    1,700       Lexington Corporate Properties Trust ..................   20,081
    1,600       Libbey, Inc. ..........................................   48,600
    1,775       Liberty Corp. .........................................   72,220
    1,700       Liberty Financial Cos., Inc. ..........................   75,756
      200       Liberty Livewire Corp., Class -- A(1) .................    1,538
    1,200       LifeMinders, Inc.(1) ..................................    4,200
    3,900       LifePoint Hospitals, Inc.(1) ..........................  195,488
    6,600       Ligand Pharmaceuticals, Inc. -- Class B(1) ............   92,400
    2,322       Lightbridge, Inc. -- Class A(1) .......................   30,476
    2,000       LightPath Technologies, Inc. -- Class A(1) ............   27,750
      200       Lilly Industries, Inc. -- Class A .....................    6,350
    4,731       Lincare Holdings, Inc.(1) .............................  269,963
    3,874       Lincoln Electric Co. ..................................   76,027
    1,250       Lindsay Manufacturing Co. .............................   28,281
    4,500       Linens 'n Things, Inc.(1) .............................  124,313
      300       Liqui-Box Corp. .......................................   11,175
    2,586       Littelfuse, Inc.(1) ...................................   74,024
      300       Liveperson, Inc.(1) ...................................      319
    2,536       LNR Property Corp. ....................................   55,792
    1,654       LodgeNet Entertainment Corp.(1) .......................   29,152
    3,400       Lone Star Steakhouse & Saloon .........................   32,725
    3,036       Lone Star Technologies, Inc.(1) .......................  116,886
    3,283       Longs Drug Stores Corp. ...............................   79,202
    5,800       Longview Fibre Co. ....................................   78,300
    4,400       LookSmart, Ltd.(1) ....................................   10,725
      400       Loudeye Technologies, Inc.(1) .........................      475
    2,285       Louis Dreyfus Natural Gas Corp.(1) ....................  104,682


--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
   13,316       Louisiana-Pacific Corp. ...............................$ 134,825
       70       LTC Healthcare, Inc.(1) ...............................       91
    6,970       LTV Corp. .............................................    2,396
    5,374       LTX Corp.(1) ..........................................   69,610
    1,700       Luby's Cafeterias, Inc. ...............................   10,200
    6,350       Lubrizol Corp. ........................................  163,513
      500       Luminex Corp.(1) ......................................   13,031
    1,000       Lynx Therapeutics, Inc.(1) ............................    9,000
    2,300       M.D.C. Holdings, Inc. .................................   75,785
    1,000       M.S. Carriers, Inc.(1) ................................   32,750
    1,903       MacDermid, Inc. .......................................   36,157
    4,512       Macerich Co. REIT .....................................   86,574
    1,700       Madden Steven Ltd.(1) .................................   12,963
    1,500       Madison Gas & Electric Co. ............................   33,938
    2,511       MAF Bancorp, Inc. .....................................   71,407
    2,700       MagneTek, Inc.(1) .....................................   35,100
    4,400       Mail.com, Inc.(1) .....................................    3,163
    4,400       Mail Well, Inc.(1) ....................................   18,975
      500       Management Network Group(1) ...........................    5,938
      600       Manhattan Associates, Inc.(1) .........................   25,575
    2,777       Manitowoc Co., Inc. ...................................   80,533
    9,014       Manor Care, Inc.(1) ...................................  185,914
    2,000       Manufactured Home Communities, Inc. ...................   58,000
    5,392       Manugistics Group, Inc.(1) ............................  307,344
    1,752       MapInfo Corp.(1) ......................................   82,782
    2,150       Marcus Corp. ..........................................   29,831
    1,500       Marimba, Inc.(1) ......................................    6,750
      700       Markel Corp.(1) .......................................  126,700
      300       MarketWatch.com, Inc.(1) ..............................      900
    1,822       Martek Biosciences Corp.(1) ...........................   22,320
    1,322       Martha Stewart Living Omnimedia, Inc.(1) ..............   26,523
    3,137       Matrix Pharmaceutical, Inc.(1) ........................   53,721
      900       MatrixOne, Inc.(1) ....................................   16,369
    1,500       Matthews International Corp. -- Class A ...............   47,344
    2,200       Mattson Technology, Inc.(1) ...........................   22,688
    2,483       Maverick Tube Corp.(1) ................................   56,178
    2,396       Maxim Pharmaceuticals, Inc.(1) ........................   15,275
    1,200       MAXIMUS, Inc.(1) ......................................   41,925
    7,096       Maxtor Corp.(1) .......................................   39,693
      900       Maxygen, Inc.(1) ......................................   22,050
    1,254       McAfee.com(1) .........................................    6,270
    2,035       McClatchy Co. -- Class A ..............................   86,742
      900       McGrath Rentcorp ......................................   17,438
    1,300       MCK Communications, Inc.(1) ...........................   10,969
    1,700       McMoRan Exploration Co.(1) ............................   22,525
    1,186       MCSi, Inc.(1) .........................................   25,351
    7,300       MDU Resources Group, Inc. .............................  237,250
    1,100       Meade Instruments Corp.(1) ............................    7,219
    2,485       Mechanical Technology, Inc.(1) ........................    8,698
    1,700       Medallion Financial Corp. .............................   24,863
    1,400       Media 100 Inc.(1) .....................................    3,588
    2,128       Media General, Inc. -- Class A ........................   77,459
    2,300       Mediacom Communications Corp.(1) ......................   39,531


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,300       Mediaplex, Inc.(1) ....................................$   1,056
    1,993       Medical Assurance, Inc.(1) ............................   33,258
    1,500       Medicalogic/Medscape, Inc.(1) .........................    3,469
    3,453       Medicis Pharmaceutical Corp. --
                  Class A(1) ..........................................  204,159
   14,275       Meditrust Co.(1) ......................................   36,580
    1,525       MedQuist, Inc.(1) .....................................   24,400
    1,072       MemberWorks, Inc.(1) ..................................   22,780
    3,403       MEMC Electronic Materials, Inc.(1) ....................   32,967
    3,992       Mens Warehouse, Inc.(1) ...............................  108,782
    2,296       Mentor Corp. ..........................................   44,772
    7,400       Mentor Graphics Corp.(1) ..............................  203,038
    3,682       Mercator Software, Inc.(1) ............................   19,791
    2,000       Merchants New York Bancorp ............................   50,125
    2,622       Mercury Computer Systems, Inc.(1) .....................  121,759
    3,309       Mercury General Corp. .................................  145,182
    4,211       Meredith Corp. ........................................  135,542
    1,900       Meridian Resource Corp.(1) ............................   16,388
    4,644       Meristar Hospitality Corp. ............................   91,429
    3,100       Mesa Air Group, Inc.(1) ...............................   21,700
    2,300       Mesaba Holdings, Inc.(1) ..............................   28,894
    1,100       Meta Group, Inc.(1) ...................................    7,150
    2,200       Metals USA, Inc. ......................................    6,188
    1,500       Metasolv Software, Inc.(1) ............................   13,688
      600       Metawave Communications Corp. .........................    5,475
    4,328       Methode Electronics, Inc. -- Class A ..................   99,274
    2,700       Metricom, Inc.(1) .....................................   27,169
    6,935       Metris Cos., Inc. .....................................  182,477
    6,932       Metrocall, Inc.(1) ....................................    3,249
    6,100       Metromedia International Group, Inc.(1) ...............   15,860
    4,490       Mettler-Toledo International, Inc.(1) .................  244,144
    2,200       MGI Pharma, Inc.(1) ...................................   36,300
    1,641       Michael Foods, Inc. ...................................   49,435
    3,728       Michaels Stores, Inc.(1) ..............................   98,792
    4,600       Micron Electronics, Inc.(1) ...........................   17,969
    1,883       MICROS Systems, Inc.(1) ...............................   34,365
    1,422       Microsemi Corp.(1) ....................................   39,549
    3,256       MicroStrategy, Inc.(1) ................................   30,932
    1,235       Microvision, Inc.(1) ..................................   21,613
    5,500       Mid Atlantic Medical Services, Inc.(1) ................  108,969
    1,900       Mid-America Apartment
                  Communities, Inc. ...................................   42,869
      839       MidAmerica Bancorp ....................................   19,087
    1,600       Midas, Inc. ...........................................   19,100
      980       Midcoast Energy Resources, Inc. .......................   21,376
      400       Midland Co. ...........................................   11,100
    1,200       Mid-State Bancshares ..................................   42,600
    3,059       Midway Games, Inc.(1) .................................   21,719
    1,450       MidWest Express Holdings, Inc.(1) .....................   21,297
    3,698       Milacron, Inc. ........................................   59,399
    7,331       Millennium Chemicals, Inc. ............................  132,874
    2,630       Mills Corp. ...........................................   43,559
    1,000       Mine Safety Appliances Co. ............................   25,125

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    2,668       Minerals Technologies, Inc. ...........................$  91,212
    4,537       MIPS Technologies, Inc. -- Class A(1) .................  121,081
    1,502       Miravant Medical Technologies(1) ......................   13,940
      600       Mississippi Valley Bancshares, Inc. ...................   17,625
    2,600       Mitchell Energy & Development
                  Corp. -- Class A ....................................  159,250
      900       MKS Instruments, Inc.(1) ..............................   13,950
    1,474       Mobile Mini, Inc.(1) ..................................   33,902
    1,422       Modem Media Poppe Tyson, Inc.(1) ......................    4,710
    2,506       Modine Manufacturing Co. ..............................   52,000
    9,172       Modis Professional Services, Inc.(1) ..................   37,835
    5,131       Mohawk Industries, Inc.(1) ............................  140,461
    2,000       Molecular Devices Corp.(1) ............................  136,875
    1,650       Monaco Coach Corp.(1) .................................   29,184
    1,183       Mondavi, Robert Corp. -- Class A(1) ...................   64,030
      700       Moog, Inc. -- Class A(1) ..............................   20,300
    2,650       Morgan Keegan, Inc. ...................................   70,225
    1,280       Morrison Management Speclists, Inc. ...................   44,685
    4,103       Motient Corp.(1) ......................................   16,412
    6,400       Mpower Communications Corp.(1) ........................   32,800
    3,200       MP3.com, Inc.(1) ......................................   11,500
    7,000       MRV Communications, Inc.(1) ...........................   93,625
    4,196       MTI Tech Corp.(1) .....................................   16,522
    3,900       Mueller Industries, Inc.(1) ...........................  104,569
    2,264       Multex.com, Inc.(1) ...................................   29,998
    3,600       Musicland Stores Corp.(1) .............................   44,550
    1,708       Myers Industries, Inc. ................................   24,766
    2,400       MyPoints.com, Inc.(1) .................................    2,850
    2,200       Myriad Genetics, Inc.(1) ..............................  182,050
    2,497       N B T Bancorp, Inc. ...................................   36,519
    4,433       Nabi(1) ...............................................   20,503
      925       NACCO Industries, Inc. -- Class A .....................   40,411
    1,400       Nanogen, Inc.(1) ......................................   12,600
      800       Nanometrics Inc.(1) ...................................   11,050
    3,689       National Data Corp. ...................................  135,110
    1,300       National Golf Properties, Inc. ........................   26,731
    3,900       National Health Investors, Inc. .......................   28,763
    2,900       National Information Consortium, Inc.(1) ..............    4,441
    1,965       National Penn Bancshares, Inc. ........................   39,664
      600       National Presto Industries, Inc. ......................   18,413
      800       National Processing, Inc.(1) ..........................   13,600
      200       National Western Life
                  Insurance Co. -- Class A(1) .........................   20,613
    4,531       National Service Industries, Inc. .....................  116,390
    1,300       National Steel Corp. -- Class B .......................    1,544
    2,600       NationsRent, Inc.(1) ..................................    4,063
    5,100       Nationwide Health Properties, Inc. ....................   65,663
    3,800       Natural MicroSystems Corp.(1) .........................   37,525
    3,900       Nautica Enterprises, Inc(1) ...........................   59,414
    2,875       Navigant Consulting, Inc.(1) ..........................   10,961
    5,000       NBC Internet, Inc. -- Class A(1) ......................   17,500
    6,338       NBTY, Inc.(1) .........................................   30,106
      200       NCH Corp. .............................................    7,600


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,900       NCI Building Systems, Inc.(1) .........................$  35,744
    2,411       NCO Group, Inc.(1) ....................................   73,234
    4,492       Neiman Marcus Group(1) ................................  159,747
    1,600       Neoforma, Inc.(1) .....................................    1,300
      561       Neon Communications, Inc.(1) ..........................    3,647
      636       NEON Systems, Inc.(1) .................................    3,975
    2,263       NeoRx Corp.(1) ........................................   11,881
    1,522       Neose Technologies, Inc.(1) ...........................   50,226
    1,200       Net2Phone, Inc.(1) ....................................    8,850
    3,144       Netcentives Inc.(1) ...................................   11,987
      700       NetCreations, Inc.(1) .................................    4,791
    1,412       Net Perceptions, Inc.(1) ..............................    2,956
    3,596       Net.B@nk, Inc.(1) .....................................   23,599
      400       Net.Genesis(1) ........................................    1,300
      500       Netguru, Inc. .........................................    1,969
    3,500       NetManage, Inc.(1) ....................................    3,281
    1,918       NetObjects, Inc.(1) ...................................      899
    3,053       Netegrity, Inc.(1) ....................................  166,007
    3,200       Net IQ Corp.(1) .......................................  279,600
    2,500       Netopia, Inc.(1) ......................................   10,781
      400       Netpliance, Inc.(1) ...................................      213
      400       Netratings, Inc.(1) ...................................    5,875
    3,700       Netro Corp.(1) ........................................   25,669
    1,600       Netscout Systems, Inc.(1) .............................   16,000
      748       NETsilicon, Inc.(1) ...................................    2,782
      800       Netsol International, Inc.(1) .........................    5,600
    1,200       Netsolve, Inc.(1) .....................................    9,150
    1,000       Net2000 Communications, Inc.(1) .......................    1,719
    1,400       Network Access Solutions(1) ...........................      875
    2,992       Network Commerce Inc.(1) ..............................    2,244
    2,100       Network Equipment Technologies, Inc.(1) ...............   13,519
    2,083       Network Peripheral, Inc.(1) ...........................   13,409
    1,600       Network Plus Corp.(1) .................................    4,000
    2,400       Netzero, Inc. .........................................    2,100
    2,570       Neurocrine Biosciences, Inc.(1) .......................   85,131
    1,500       Neurogen Corp.(1) .....................................   52,688
    1,200       New England Business Service, Inc. ....................   21,900
    3,500       New Era of Networks, Inc.(1) ..........................   20,563
    1,900       New Jersey Resources Corp. ............................   82,175
   11,000       New Plan Excel Realty Trust ...........................  144,375
    2,100       New York Community Bancorp ............................   77,175
    7,525       Newpark Resources, Inc.(1) ............................   71,958
    3,900       Newport News Shipbuilding, Inc. .......................  202,800
    4,661       NextCard, Inc.(1) .....................................   37,288
    1,100       Nexell Therapeutics, Inc.(1) ..........................    3,334
    1,200       Nhancement Technologies, Inc.(1) ......................    5,925
    1,000       Niku Corp.(1) .........................................    7,313
    2,300       NL Industries, Inc. ...................................   55,775
    3,100       Nordson Corp. .........................................   79,050
      900       Nortek, Inc.(1) .......................................   21,319
    1,600       North Pittsburgh Systems, Inc. ........................   17,600
    1,100       Northwest Bancorp, Inc. ...............................    9,969
    2,707       Northwest Natural Gas Co. .............................   71,736

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    2,600       Northwestern Corp. ....................................$  60,125
    1,854       Novadigm, Inc.(1) .....................................   11,703
    2,400       Noven Pharmaceuticals, Inc.(1) ........................   89,700
    1,800       Novoste Corp.(1) ......................................   49,500
    1,100       NPC International, Inc.(1) ............................   11,894
    2,670       NPS Pharmaceticals, Inc.(1) ...........................  128,160
    2,076       NS Group, Inc.(1) .....................................   19,618
    1,400       Ntelos, Inc. ..........................................   24,675
    4,644       Nu Skin Enterprises, Inc.(1) ..........................   24,671
      600       Nuance Communications, Inc.(1) ........................   25,875
      867       Nucentrix Broadband Networks, Inc.(1) .................    9,754
    2,000       Nuevo Energy Co.(1) ...................................   34,625
    1,300       NUI Corp. .............................................   41,844
      500       Numerical Technologies, Inc.(1) .......................    9,031
    1,082       NVR, Inc.(1) ..........................................  133,735
    2,670       NYFIX, Inc.(1) ........................................   64,581
    3,300       NX Networks(1) ........................................    2,063
    4,600       Oak Technology, Inc.(1) ...............................   39,963
    2,800       Oakley, Inc.(1) .......................................   37,800
    2,600       Objective Systems Integrators, Inc.(1) ................   45,825
    1,200       Ocean Financial Corp. .................................   29,550
    2,800       Oceaneering International, Inc.(1) ....................   54,425
    1,300       O'Charley's, Inc.(1) ..................................   23,156
    2,100       Ocular Sciences, Inc.(1) ..............................   24,413
    4,700       Ocwen Financial Corp.(1) ..............................   29,963
   10,590       OfficeMax, Inc.(1) ....................................   30,446
    2,900       Offshore Logistics, Inc.(1) ...........................   62,486
    5,490       Ogden Corp.(1) ........................................   84,409
    9,342       OGE Energy Corp. ......................................  228,295
    7,542       Ohio Casualty Corp. ...................................   75,420
    4,090       Olin Corp. ............................................   90,491
    2,700       OM Group, Inc. ........................................  147,488
      900       Omega Financial Corp. .................................   24,300
   10,401       Omnicare, Inc. ........................................  224,922
    3,400       Omnova Solutions, Inc. ................................   20,400
    2,700       On Assignment, Inc.(1) ................................   76,950
      900       On Command Corp.(1) ...................................    7,875
    2,400       On2.com, Inc.(1) ......................................    1,392
    1,300       Onvia.com, Inc.(1) ....................................    1,097
    1,400       Oneida Ltd. ...........................................   25,988
    3,590       ONEOK, Inc. ...........................................  172,769
    2,142       ONYX Software Corp.(1) ................................   23,562
    4,061       Open Market, Inc.(1) ..................................    4,442
      600       Optical Cable Corp.(1) ................................    5,438
      500       ORATEC Interventions, Inc.(1) .........................    2,563
    3,760       Orbital Sciences Corp.(1) .............................   15,510
    1,200       Orchid Biosciences, Inc.(1) ...........................   16,800
    4,548       O'Reilly Automotive, Inc.(1) ..........................  121,659
    3,693       Organogenesis, Inc.(1) ................................   33,200
      300       Organic Inc.(1) .......................................      244
      933       Oriental Financial Group ..............................   12,421
    4,600       Orthodontic Centers of America, Inc.(1) ...............  143,750
    1,008       Oshkosh B'Gosh, Inc. -- Class A .......................   18,648


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,925       Oshkosh Truck Corp. ...................................$  84,700
    3,350       OSI Pharmaceuticals, Inc.(1) ..........................  268,419
    1,400       Osicom Technologies, Inc.(1) ..........................   22,488
      600       OTG Software, Inc.(1) .................................    9,684
    2,300       Otter Tail Power Co. ..................................   63,825
    3,000       Overseas Shipholding Group, Inc. ......................   68,813
    6,831       Owens Corning .........................................    5,550
    3,700       Owens & Minor, Inc. Holding Co. .......................   65,675
    2,000       PC-Tel, Inc.(1) .......................................   21,500
    1,036       P.F. Chang's China Bistro, Inc.(1) ....................   32,569
    3,000       Pacific Capital Bancorp ...............................   84,375
    2,600       Pacific Gulf Properties, Inc. .........................   15,925
    1,200       Pacific Northwest Bancorp .............................   16,575
    3,537       Pacific Sunwear of California, Inc.(1) ................   90,635
    1,200       Packard Bioscience Co.(1) .............................   13,950
    2,100       Packeteer, Inc.(1) ....................................   25,987
    1,722       Pac-West Telecomm, Inc.(1) ............................    5,919
    5,205       Packaging Corp of America(1) ..........................   83,931
   19,460       Pactiv Corp.(1) .......................................  240,817
    1,850       Palm Harbor Homes Inc. ................................   29,137
    2,140       Pan Pacific Retail Properties .........................   47,749
    2,106       Papa John's International, Inc.(1) ....................   46,858
      800       Paradigm Genetics, Inc.(1) ............................    8,000
    2,800       Paradyne Networks, Inc.(1) ............................    5,075
    2,560       PAREXEL International Corp.(1) ........................   27,680
    1,887       Park Electrochemical Corp. ............................   57,907
    1,025       Park National Corp. ...................................   91,930
    7,900       Parker Drilling Co.(1) ................................   39,994
    1,060       ParkerVision, Inc.(1) .................................   38,822
    1,000       Parkway Properties, Inc. ..............................   29,687
    1,609       Patina Oil & Gas Corp. ................................   38,616
    4,225       Patterson Energy, Inc.(1) .............................  157,381
    4,150       Paxar Corp.(1) ........................................   42,278
    3,500       Paxson Communications Corp.(1) ........................   41,781
    2,548       Payless ShoeSource, Inc.(1) ...........................  180,271
      750       PC Connection, Inc.(1) ................................    7,781
    8,225       P-COM, Inc.(1) ........................................   25,189
      200       PEC Solutions, Inc.(1) ................................    1,625
    2,704       Pegasus Systems, Inc.(1) ..............................   18,759
      587       Penn Engineering & Manufacturing Corp. ................   20,692
      800       Penn National Gaming Inc.(1) ..........................    8,150
      700       Penn Virginia Corp ....................................   23,231
    1,941       Pennaco Energy, Inc.(1) ...............................   38,092
    1,200       Pennsylvania Real Estate
                  Investment Trust ....................................   22,950
    9,800       Pennzoil-Quaker State Co. .............................  126,175
    2,560       Penton Media, Inc. ....................................   68,800
    3,022       People's Bank .........................................   78,194
    4,350       Peoples Energy Corp. ..................................  194,662
    7,500       Peregrine Pharmaceuticals(1) ..........................    7,031
    2,000       Performance Food Group, Inc.(1) .......................  102,531
    2,200       Pericom Semiconductor Corp.(1) ........................   40,700
    6,446       Perot Systems Corp. -- Class A(1) .....................   59,223

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    6,798       Perrigo Co.(1) ........................................$  56,296
    3,333       Per-Se Technologies, Inc.(1) ..........................   11,613
    1,200       Persistence Software, Inc., Com(1) ....................    5,325
   11,700       PETsMART, Inc.(1) .....................................   33,637
    1,300       PFF Bancorp, Inc. .....................................   27,137
    2,400       Pharmacopeia, Inc.(1) .................................   52,350
    2,398       Pharmaceutical Product
                  Development, Inc.(1) ................................  119,151
    2,000       Pharmacyclics, Inc.(1) ................................   68,500
    1,100       Philadelphia Consolidated Holding Corp.(1) ............   33,962
    4,900       Philadelphia Suburban Corp. ...........................  120,050
    2,100       Phillips-Van Heusen Corp. .............................   27,300
    5,500       Phoenix Investment Partners, Ltd. .....................   86,281
    3,168       Phoenix Technologies Ltd.(1) ..........................   42,718
      800       Photogen Technologies, Inc., Co.(1) ...................    1,400
    1,541       Photon Dynamics, Inc.(1) ..............................   34,672
    2,668       Photronics, Inc.(1) ...................................   62,531
      700       Physician Computer Network, Inc.(1) ...................        1
    1,200       PICO Holdings, Inc.(1) ................................   14,925
    3,500       Piedmont Natural Gas Co., Inc. ........................  133,656
   10,300       Pier 1 Imports, Inc. ..................................  106,219
    1,400       Pilgrims Pride Corp. ..................................   10,937
    2,000       Pinnacle Entertainment, Inc.(1) .......................   27,000
    4,912       Pinnacle Systems, Inc.(1) .............................   36,226
   11,833       Pioneer Natural Resources Co.(1) ......................  232,962
    3,468       Pioneer Standard Electronics, Inc. ....................   38,148
    6,092       Pittston Brink's Group ................................  121,078
      700       Pixelworks, Inc.(1) ...................................   15,662
    1,800       Plains Resources Inc.(1) ..............................   38,025
    5,700       Plantronics, Inc.(1) ..................................  267,900
    2,060       Playboy Enterprises, Inc. -- Class B(1) ...............   20,471
    2,800       Playtex Products, Inc.(1) .............................   26,950
    4,524       Plexus Corp.(1) .......................................  137,487
    1,525       PLX Technology, Inc.(1) ...............................   12,677
    1,700       PMA Capital Corp. -- Class A ..........................   29,325
    4,582       Pogo Producing Co. ....................................  142,615
    2,712       Polaris Industries, Inc. ..............................  107,802
    5,960       Polaroid Corp. ........................................   34,642
    6,070       Polo Ralph Lauren Corp.(1) ............................  135,437
      800       Polymedica Corp.(1) ...................................   26,700
    1,877       Polymer Group, Inc. ...................................   10,089
   10,162       Polyone Corporation ...................................   59,702
    1,976       Pope & Talbot, Inc. ...................................   33,221
    3,568       Potlatch Corp. ........................................  119,751
    3,300       Power Integrations, Inc.(1) ...........................   37,950
      900       Praecis Pharmaceuticals, Inc.(1) ......................   26,325
    2,300       Pre Paid Legal Services Inc.(1) .......................   58,650
    5,664       Precision Castparts Corp. .............................  238,242
      300       Predictive Sys Inc.(1) ................................    2,147
    1,710       Premier National Bancorp, Inc. ........................   35,589
    4,500       Prentiss Properties Trust .............................  121,219
    3,000       Presidential Life Corp. ...............................   44,812
    3,000       Presstek, Inc.(1) .....................................   31,500


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
      200       Preview Sys Inc. Com(1) ...............................$     625
    2,500       PRI Automation, Inc.(1) ...............................   46,875
    5,508       Price Communications Corp.(1) .........................   92,603
      200       Pricesmart Inc.(1) ....................................    6,575
    1,122       Prima Energy Corp.(1) .................................   39,270
      900       Prime Group Realty Trust ..............................   12,937
    5,200       Prime Hospitality Corp.(1) ............................   60,450
    1,428       Primus Knowledge Solutions, Inc.(1) ...................    9,282
    1,400       Primex Technologies ...................................   44,625
    3,190       Primus Telecommunications Group(1) ....................    7,377
    2,584       Priority Healthcare Corp.(1) ..........................  105,459
    1,200       Private Media Group Inc. Com.(1) ......................    9,262
    1,850       ProBusiness Services, Inc.(1) .........................   49,141
      100       Prize Energy Corp. Com.(1) ............................    2,075
      500       Procom Technology, Inc.(1) ............................    6,484
    2,000       procurenet(1) .........................................        0
    2,097       Prodigy Communications Corp.(1) .......................    3,145
      500       Professional Detailing, Inc.(1) .......................   52,883
    4,897       Profit Recovery Group International(1) ................   31,218
    3,894       Progress Software Corp.(1) ............................   56,220
    1,720       Project Software & Development, Inc.(1) ...............   18,463
    1,641       Promistar Financial Corp. .............................   28,538
    2,900       ProsoftTraining.com(1) ................................   35,162
    3,775       Provident Bankshares, Corp. ...........................   78,803
    2,789       Provident Financial Group, Inc. .......................  104,587
    3,418       Province Healthcare Co.(1) ............................  134,584
    3,000       Proxim Inc. Com.(1) ...................................  129,000
    2,500       PS Business Parks, Inc. ...............................   69,500
   10,163       PSS World Medical, Inc.(1) ............................   50,815
    4,613       Public Service Co. of New Mexico ......................  123,686
    1,100       Pulitzer, Inc. ........................................   51,535
    3,577       Pulte Corp. ...........................................  150,905
    3,400       Puma Technology, Inc.(1) ..............................   14,131
    2,200       PurchasePro.com, Inc.(1) ..............................   38,500
    5,546       Pure Resources, Inc.(1) ...............................  112,306
    1,980       QRS Corp.(1) ..........................................   25,369
    1,300       Quanex Corp. ..........................................   26,162
    8,798       Quantum Corp. -- Hard Disk Drive(1) ...................   70,384
    2,702       QuickLogic Corp.(1) ...................................   18,745
    2,350       Quicksilver, Inc.(1) ..................................   45,531
    1,900       Quintus Corp.(1) ......................................    5,641
    1,600       Quokka Sports Inc.(1) .................................      900
    9,086       Quorum Health Group, Inc.(1) ..........................  143,104
    4,300       R.H. Donnelley Corp.(1) ...............................  104,544
    1,700       R&G Financial Corp. -- Class B ........................   24,225
    1,824       Radiant Systems, Inc.(1) ..............................   37,392
    1,774       RadiSys Corp.(1) ......................................   45,902
    2,756       Rainbow Technologies, Inc.(1) .........................   43,579
    2,960       Ralcorp Holdings, Inc.(1) .............................   48,470
    2,300       Ramp Networks, Inc.(1) ................................   13,153
    2,350       RARE Hospitality International, Inc.(1) ...............   52,434
    2,861       Rare Medium Group, Inc.(1) ............................    5,454
    4,703       Raymond James Financial, Inc. .........................  164,017

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    3,568       Rayonier, Inc. ........................................$ 142,051
    3,800       Rayovac Corp.(1) ......................................   53,912
    1,224       Razorfish, Inc.(1) ....................................    1,989
    2,900       Realty Income Corp. ...................................   72,137
    6,890       Reckson Associates Realty Corp. .......................  172,681
    5,200       Reebok International Ltd.(1) ..........................  142,168
    2,200       Regal-Beloit Corp. ....................................   37,532
    3,400       Regency Realty Corp. ..................................   80,537
    2,300       Regeneron Pharmaceuticals, Inc.(1) ....................   81,111
    2,300       Regent Communications, Inc.(1) ........................   13,656
    4,625       Regis Corp. ...........................................   67,062
      600       Register.com, Inc.(1) .................................    4,200
    1,400       RehabCare Group, Inc.(1) ..............................   71,925
    6,613       Reliance Group Holdings, Inc.(1) ......................       40
    1,950       Reliance Steel & Aluminum Co. .........................   48,262
    4,848       Remec, Inc.(1) ........................................   46,662
    2,900       Remedy Corp.(1) .......................................   48,031
    5,646       Renal Care Group, Inc.(1) .............................  154,824
    2,306       Rent-A-Center, Inc.(1) ................................   79,557
    3,261       Rent-Way, Inc.(1) .....................................   14,471
    5,412       Republic Bancorp, Inc. ................................   58,517
    7,242       Republic Security Financial Corp. .....................   52,278
    1,919       Res-Care, Inc.(1) .....................................    8,635
      941       Research Frontiers Inc.(1) ............................   16,467
    3,600       ResMed, Inc.(1) .......................................  143,550
    4,137       Respironics, Inc.(1) ..................................  117,904
    5,448       Retek Inc.(1) .........................................  132,795
      500       Revlon(1)..............................................    2,480
    2,500       RFS Hotel Investors, Inc. .............................   32,656
    4,400       RGS Energy Group, Inc. ................................  142,725
    6,700       Rhythms NetConnections, Inc.(1) .......................    7,537
    1,000       Ribozyme Pharmaceuticals, Inc.(1) .....................   14,312
      674       Rica Foods, Inc.(1) ...................................    3,623
    3,729       Richmond County Financial Corp. .......................   97,420
    3,274       Riggs National Corp. ..................................   45,631
      700       Rightchoice Managed Care Inc.(1) ......................   24,369
      900       Riviana Foods, Inc. ...................................   17,663
      850       RLI Corp. .............................................   37,984
    1,500       Roadway Express, Inc. .................................   31,781
      900       Robbins & Myers, Inc. .................................   21,712
    4,879       Robotic Vision Systems, Inc.(1) .......................   13,417
    1,200       Rock-Tenn Co. -- Class A ..............................    8,925
    1,700       Rogers Corp.(1) .......................................   69,806
    5,200       Rollins Truck Leasing Corp. ...........................   41,600
    1,900       Rollins, Inc. .........................................   38,119
    3,460       Roper Industries, Inc. ................................  114,396
    7,783       Roslyn Bancorp, Inc. ..................................  212,573
    1,700       RPC, Inc. .............................................   24,650
   11,562       RPM, Inc. .............................................   98,999
    1,800       RTI International Metals, Inc.(1) .....................   25,762
    6,800       Ruby Tuesday, Inc. ....................................  103,700
    3,100       Ruddick Corp. .........................................   35,456
      600       Rudolph Technologies, Inc.(1) .........................   18,112


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS   December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,248       Rural Cellular Corp.(1) ...............................$  36,972
    1,000       Russ Berrie & Co., Inc. ...............................   21,125
    2,900       Russell Corp. .........................................   44,769
    3,000       Ryan's Family Steak Houses, Inc.(1) ...................   28,312
    7,198       Ryder System, Inc. ....................................  119,667
    2,988       Ryerson Tull, Inc. -- Class A .........................   24,651
    1,768       Ryland Group, Inc. ....................................   72,046
    2,960       S&T Bancorp, Inc. .....................................   64,010
    3,076       SBA Communications Corp.(1) ...........................  126,308
    1,608       SBS Technologies, Inc(1) ..............................   48,139
      500       Saba Software Inc.(1) .................................    7,875
    1,400       Sabratek Corp.(1) .....................................       14
      700       Saga Communications, Inc. -- Class A(1) ...............   10,412
    3,760       SAGA Systems, Inc.(1) .................................   43,005
    2,261       Sagent Technology, Inc.(1) ............................    3,109
    2,818       Salem Communications Corp.(1) .........................   42,094
    1,482       Salton, Inc.(1) .......................................   30,659
    1,228       Sanchez Computer Associates, Inc.(1) ..................   10,131
    1,000       Sandy Spring Bancorp, Inc. ............................   22,750
    2,361       SangStat Medical Corp.(1) .............................   28,037
      800       Santander BanCorp .....................................   15,400
    1,141       SatCon Technology Corp.(1) ............................   11,267
    1,900       Sauer, Inc. ...........................................   17,812
    1,000       Saul Centers, Inc. ....................................   18,625
    1,600       SAVVIS Communications Corp.(1) ........................    1,400
    2,900       Schein Pharmaceutical, Inc.(1) ........................  100,412
    3,298       SciClone Pharmaceuticals, Inc.(1) .....................   13,192
    2,400       SciQuest.com, Inc.(1) .................................    3,150
    1,783       Scholastic Corp.(1) ...................................  158,018
    2,300       School Speciality, Inc.(1) ............................   46,144
    4,100       Schulman, Inc. ........................................   47,150
    1,500       Schweitzer-Mauduit International, Inc. ................   28,725
      200       Scientific Learning Corp.(1) ..........................      844
    1,561       SCM Microsystems, Inc.(1) .............................   51,513
    1,400       Scott Technologies, Inc. -- Class A(1) ................   31,325
    1,825       Scotts Co. (The) -- Class A(1) ........................   67,411
    1,850       SCP Pool Corp.(1) .....................................   55,616
      912       SCPIE Holdings, Inc. ..................................   21,546
    2,200       SeaChange International, Inc.(1) ......................   44,687
    2,500       Seacoast Financial Services Corp. .....................   30,000
    1,950       Seacor Smit, Inc.(1) ..................................  102,619
    3,237       Secure Computing Corp.(1) .............................   31,965
    4,400       Security Capital Group, Inc. -- Class B(1) ............   88,275
      400       Seebeyond Technology Corp(1) ..........................    4,100
    2,600       Seitel, Inc.(1) .......................................   47,937
      500       Selectica, Inc.(1) ....................................   12,094
    2,800       Selective Insurance Group, Inc. .......................   67,900
    1,705       SEMCO Energy, Inc. ....................................   26,534
    2,200       Semitool, Inc.(1) .....................................   21,312
    1,200       Senior Housing Properties Trust .......................   11,175
    5,033       Sensient Technologies .................................  114,501
    8,182       Sensormatic Electronics Corp.(1) ......................  164,151
      800       Sequa Corp. -- Class A(1) .............................   29,100

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
      800       Sequenom Inc.(1) ......................................$  11,200
      600       Sequoia Software Corp.(1) .............................    1,144
    1,726       Serena Software, Inc.(1) ..............................   59,088
   27,544       Service Corporation International(1) ..................   48,202
    3,690       ShopKo Stores, Inc.(1) ................................   18,450
    3,300       Shurgard Storage Centers, Inc. --
                  Class A .............................................   80,644
    5,500       SICOR Inc.(1) .........................................   79,406
    9,620       Sierra Pacific Resources ..............................  154,521
   20,400       Silicon Graphics, Inc.(1) .............................   81,600
    3,200       Silicon Image, Inc.(1) ................................   17,400
    4,866       Silicon Valley Bancshares(1) ..........................  168,181
    3,909       Silicon Valley Group, Inc.(1) .........................  112,384
    1,200       SilverStream Software, Inc.(1) ........................   24,750
      900       Simpson Manufacturing Co., Inc.(1) ....................   45,900
    6,218       Sinclair Broadcast Group, Inc.(1) .....................   62,374
    2,306       SIPEX Corp.(1) ........................................   55,200
    3,861       Sirius Satellite Radio, Inc.(1) .......................  115,589
    4,600       SITEL Corp.(1) ........................................   13,225
      200       SJW Corp. .............................................   20,400
    1,789       Skechers U.S.A., Inc.(1) ..............................   27,729
    9,713       Sky Financial Group, Inc. .............................  162,693
      800       Skyline Corp. .........................................   15,150
    5,536       Skywest, Inc. .........................................  159,160
    2,420       SL Green Realty Corp. .................................   67,760
    1,705       SLI, Inc.(1) ..........................................   10,976
      800       Smart & Final, Inc.(1) ................................    6,800
      600       SmartDisk Corp.(1) ....................................    2,325
      500       SmartServ Online, Inc.(1) .............................    3,547
    2,260       A.O. Smith Corporation ................................   38,561
    2,412       Smith (Charles E.) Residential Realty, Inc. ...........  113,364
    6,230       Smithfield Foods, Inc.(1) .............................  189,392
    2,300       Smucker (J.M.) Co. -- Class A .........................   64,285
    7,120       Snap-on Inc. ..........................................  198,470
    3,548       Sodexho Marriott Services, Inc.(1) ....................   78,499
    3,100       SoftNet Systems, Inc.(1) ..............................    5,619
   11,836       Solutia, Inc. .........................................  142,032
    2,863       Somera Communications, Inc.(1) ........................   24,872
    1,935       Sonic Automotive, Inc.(1) .............................   13,303
    3,610       Sonic Corp.(1) ........................................   84,158
    1,000       Sonic Foundry, Inc.(1) ................................    1,312
      600       Sonic Innovations, Inc.(1) ............................    4,012
    9,700       Sonicblue, Inc.(1) ....................................   40,012
    2,700       SonicWALL, Inc.(1) ....................................   43,875
    1,328       SonoSite, Inc.(1) .....................................   16,932
    4,683       Sotheby's Holding, Inc. -- Class A(1) .................  108,587
    1,200       South Jersey Industries, Inc. .........................   35,700
    2,560       Southern Peru Copper Corp. ............................   32,960
    3,529       Southern Union Co.(1) .................................   93,518
    3,500       Southwest Bancorp of Texas(1) .........................  150,281
    4,112       Southwest Gas Corp. ...................................   89,950
    2,010       Southwest Securities Group, Inc. ......................   52,009
    2,300       Southwestern Energy Co. ...............................   23,862


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,200       Sovran Self Storage, Inc. .............................$  23,850
    4,498       Spanish Broadcasting System, Inc.(1) ..................   22,490
    1,600       Spartech Corp. ........................................   32,900
    1,800       SpectraLink Corp.(1) ..................................   25,987
      400       Spectra-Physics Lasers, Inc.(1) .......................   10,100
    2,564       SpeedFam-IPEC, Inc.(1) ................................   15,544
    1,454       Speedway Motorsports, Inc.(1) .........................   34,896
    6,343       Spherion Corporation(1) ...............................   71,755
    2,047       Spiegel -- Class A ....................................    8,828
      980       Spinnaker Exploration Co.(1) ..........................   41,650
    1,961       Sportsline USA, Inc.(1) ...............................   10,418
    1,703       Springs Industries, Inc. -- Class A ...................   55,241
    1,400       SPS Technologies, Inc.(1) .............................   76,737
    1,400       SPSS, Inc.(1) .........................................   30,887
    3,600       St. Mary Land & Exploration Co. .......................  119,925
    3,623       StanCorp Financial Group, Inc. ........................  172,998
    1,300       Standard Register Co. .................................   18,525
    3,100       Standard-Pacific Corp. ................................   72,462
    1,100       Standex International Corp. ...........................   22,687
    1,700       STAAR Surgical Co.(1) .................................   21,356
    3,700       Stamps.com, Inc.(1) ...................................   10,291
    1,861       Standard Microsystems Corp.(1) ........................   37,685
      700       Stanford Microdevices, Inc.(1) ........................   25,200
    4,520       StarBase Corp.(1) .....................................   10,594
    4,111       StarMedia Network, Inc.(1) ............................    7,772
      725       StarTek, Inc.(1) ......................................   11,147
    1,200       State Auto Financial Corp. ............................   21,450
    4,000       Staten Island Bancorp, Inc. ...........................   85,500
    3,773       Station Casinos, Inc.(1) ..............................   56,359
    4,930       Steel Dynamics, Inc.(1) ...............................   54,230
    3,696       Stein Mart, Inc.(1) ...................................   42,966
      500       Stephan Chemical Co. ..................................   11,844
    1,719       Stericycle, Inc.(1) ...................................   65,537
    7,768       STERIS Corp.(1) .......................................  125,259
    3,750       Sterling Bancshares, Inc. .............................   74,062
    3,800       Stewart & Stevenson Services, Inc. ....................   86,272
   12,800       Stewart Enterprises, Inc. -- Class A ..................   24,400
    1,000       Stewart Information Services Corp. ....................   22,187
    4,325       Stillwater Mining Co.(1) ..............................  170,189
      200       Stockwalk.com Group Inc.(1) ...........................      425
    1,882       Stone Energy Corp.(1) .................................  121,483
    1,100       Stoneridge, Inc.(1) ...................................    7,425
    3,000       Storage USA, Inc. .....................................   95,250
   10,933       Storage Technology Corp(1) ............................   98,397
      860       Strayer Education, Inc. ...............................   21,984
    4,300       Stride Rite Corp. .....................................   30,100
    3,874       Structural Dynamics Research Corp.(1) .................   38,740
      400       Student Loan Corp. ....................................   21,775
    1,900       Sturm Ruger & Co., Inc. ...............................   17,931
    3,047       Suiza Foods Corp.(1) ..................................  146,256
    2,800       Summit Properties, Inc. ...............................   72,800
    1,900       Sun Communities, Inc. .................................   63,650
    7,782       Sunbeam Corp.(1) ......................................    2,432

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
        1       Sunburst Hospitality Corp.(1) .........................$       7
    4,383       Sunglass Hut International(1) .........................   22,463
    2,425       Sunrise Assisted Living, Inc.(1) ......................   60,625
    5,282       Sunrise Technologies International, Inc.(1) ...........    9,409
    2,200       Superconductor Technologies Inc.(1) ...................    7,975
    3,283       SuperGen, Inc.(1) .....................................   45,551
    5,001       Superior Energy Services, Inc.(1) .....................   57,511
    2,100       Superior Industries International, Inc. ...............   66,281
    1,900       Superior National Insurance Group, Inc.(1) ............      152
    1,504       Superior Telecommunications, Inc.(1) ..................    2,914
    1,148       Supertex, Inc.(1) .....................................   22,691
    1,600       SurModics Inc.(1) .....................................   58,900
    4,300       Susquehanna Bancshares, Inc. ..........................   70,950
    1,900       SVI Holdings, Inc.(1) .................................    1,900
    2,220       Swift Energy Co.(1) ...................................   83,527
    5,025       Swift Transportation Co., Inc.(1) .....................   99,558
    1,041       Switchboard Inc.(1) ...................................    3,090
    2,700       Sykes Enterprises, Inc.(1) ............................   11,981
    3,800       Sylvan Learning Systems, Inc.(1) ......................   56,287
    1,798       Symantec Corp(1) ......................................   60,008
    3,033       SymmetriCom, Inc.(1) ..................................   29,572
    2,670       Symyx Technologies(1) .................................   96,120
    2,722       Syncor International Corp.(1) .........................   99,013
      500       Syntel, Inc.(1) .......................................    2,875
    3,600       Syntroleum Corp.(1) ...................................   61,200
    2,800       Systemax, Inc.(1) .....................................    3,500
    3,519       Systems & Computer Technology Corp.(1) ................   43,328
    3,700       Take-Two Interactive Software, Inc.(1) ................   42,550
    6,541       TALK.com(1) ...........................................    9,403
      800       Tanger Factory Outlet Centers, Inc. ...................   18,250
    1,200       Tanning Technology Corp.(1) ...........................    4,425
    2,718       Targeted Genetics Corp.(1) ............................   18,177
    3,500       Taubman Centers, Inc. .................................   38,281
    2,700       Technitrol, Inc. ......................................  111,037
    4,861       Technology Solutions(1) ...............................   10,330
    2,241       Tecumseh Products Co. -- Class A ......................   93,982
      600       Tejon Ranch Co.(1) ....................................   11,544
      600       Tejon Ranch Co., Rts(1) ...............................       19
    2,400       TelCom Semiconductor, Inc.(1) .........................   27,300
    3,422       Teledyne Technologies, Inc.(1) ........................   80,845
    4,576       Teleflex, Inc. ........................................  202,202
    1,400       Telaxis Communications Corp.(1) .......................    2,537
    3,500       Teligent, Inc. -- Class A(1) ..........................    6,781
    1,500       TenFold Corp.(1) ......................................    2,250
    1,000       Tennant Co. ...........................................   48,000
    4,505       Tenneco Automotive, Inc. ..............................   13,515
    2,768       Terex Corp.(1) ........................................   44,807
   11,582       Terremark Worldwide, Inc.(1) ..........................    8,686
    3,455       TeSoro Petroleum Corp.(1) .............................   40,164
    4,033       TETRA Technologies, Inc.(1) ...........................  128,552
    4,346       Texas Biotechnology Corp.(1) ..........................   37,332
    2,947       Texas Industries, Inc. ................................   88,410

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS   December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,600       Texas Regional Bancshares, Inc. --
                Class A ...............................................$  52,000
    5,300       The 3DO Co.(1) ........................................   13,912
    3,800       The Pep Boys -- Manny, Moe & Jack .....................   13,775
    4,000       The Shaw Group Inc.(1) ................................  200,000
    1,803       The Source Information
                  Management Co.(1) ...................................    6,761
    4,722       The South Financial Group, Inc. .......................   62,566
    5,475       The Timken Co. ........................................   82,809
    5,796       The Topps Co., Inc.(1) ................................   53,251
    2,200       The TriZetto Group, Inc.(1) ...........................   36,712
    4,483       The Valspar Corp. .....................................  144,263
    5,659       The Warnaco Group, Inc. ...............................    9,550
    1,448       The Yankee Candle Co., Inc.(1) ........................   16,018
    2,900       Theragenics Corp.(1) ..................................   14,500
    2,300       Three-Five Systems, Inc.(1) ...........................   41,400
    1,800       Therma-Wave Inc.(1) ...................................   25,200
    1,700       Thermo Cardiosystems, Inc.(1) .........................   14,875
      900       Thermo Fibertek, Inc.(1) ..............................    3,094
    1,700       Thomas Industries, Inc. ...............................   39,525
    1,641       Thoratec Laboratories Corp.(1) ........................   18,051
      700       Thor Industries, Inc. .................................   13,825
    2,265       THQ, Inc.(1) ..........................................   55,209
    2,000       Timberland Co., Class A(1) ............................  133,750
    2,583       Titan Pharmaceuticals, Inc.(1) ........................   91,361
    2,000       TiVo Inc.(1) ..........................................   10,750
    2,677       Toll Brothers, Inc.(1) ................................  109,422
    1,300       Tollgrade Communications, Inc.(1) .....................   47,450
    3,244       Too Inc.(1) ...........................................   40,550
    1,400       Toro Co. ..............................................   51,362
    4,490       Tower Automotive, Inc.(1) .............................   40,410
    1,600       Town & Country Trust ..................................   30,900
    2,600       Trammel Crow Co.(1) ...................................   35,100
    4,409       Trans World Entertainment Corp.(1) ....................   39,405
    3,606       Transaction Systems Architechure,
                  Inc. -- Class A(1) ..................................   41,694
    2,445       Transkaryotic Therapies, Inc.(1) ......................   89,090
    2,400       TransMontaigne Oil Co.(1) .............................    6,600
    1,500       Travelocity.com Inc.(1) ...............................   18,187
    2,755       Tredegar Industries, Inc. .............................   48,040
      400       Trendwest Resorts, Inc.(1) ............................   10,800
      800       Trex Company, Inc.(1) .................................   20,150
    1,400       Triad Guaranty, Inc.(1) ...............................   46,375
    4,340       Triad Hospitals, Inc.(1) ..............................  141,321
    4,200       Triangle Pharmaceuticals, Inc.(1) .....................   20,737
    1,900       Triarc Cos., Inc.(1) ..................................   46,075
    3,031       Trico Marine Services, Inc.(1) ........................   46,791
    2,383       Tricord Systems, Inc.(1) ..............................   19,809
    3,006       Trimble Navigation Ltd.(1) ............................   72,144
    1,902       Trimeris, Inc.(1) .....................................  104,372
    4,612       Trinity Industries, Inc. ..............................  115,300
    1,300       Triumph Group, Inc.(1) ................................   53,300
    1,600       Trust Co. of New Jersey ...............................   20,100

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    6,868       Trustco Bank Corp. ....................................$  83,704
    7,485       Trustmark Corp. .......................................  157,185
    2,200       Tucker Anthony Sutro Corp. ............................   54,037
      800       Tuesday Morning Corp.(1) ..............................    4,250
    1,600       Tularik Inc.(1) .......................................   47,100
    1,100       Tumbleweed Communications Corp.(1) ....................   18,820
    6,990       Tupperware Corp. ......................................  142,858
    2,283       Tut Systems, Inc.(1) ..................................   18,835
    2,166       Tweeter Home Entertainment
                  Group, Inc.(1) ......................................   26,398
    1,600       Twinlab Corp.(1) ......................................    2,700
      400       U.S. Aggregates Inc. ..................................    3,075
   10,114       U.S. Industries, Inc. .................................   80,912
    2,000       U.S. Interactive, Inc.(1) .............................      562
    7,934       U.S. Oncology, Inc.(1) ................................   50,083
    1,800       U.S. Wireless Corp.(1) ................................    7,875
      925       U.S.B. Holding Co., Inc. ..............................   11,620
    4,898       UCAR International, Inc.(1) ...........................   47,755
    1,309       UCBH Holdings, Inc. ...................................   61,032
    2,913       UGI Corp. .............................................   73,735
    3,900       UICI(1) ...............................................   23,156
    1,400       UIL Holdings Corp. ....................................   69,650
    2,728       Ultratech Stepper, Inc.(1) ............................   70,587
      600       Ulticom Inc.(1) .......................................   20,437
    1,200       Ultimate Electronics, Inc.(1) .........................   26,325
    1,726       UMB Financial Corp. ...................................   64,509
    5,682       Unifi, Inc.(1) ........................................   50,782
    2,200       Unify Corp.(1) ........................................      619
      400       Unigraphics Solutions, Inc.(1) ........................    6,525
    1,800       Uniroyal Technology Corp. .............................   11,250
    4,500       Unisource Energy Corp.(1) .............................   84,656
    3,470       Unit Corp.(1) .........................................   65,713
    1,600       United Auto Group, Inc.(1) ............................   10,700
    3,827       United Bankshares, Inc. ...............................   81,324
    3,342       United Community Financial Corp. ......................   23,185
   12,904       United Dominion Realty Trust, Inc. ....................  139,524
    1,593       United National Bancorp ...............................   30,566
    1,600       United Natural Foods, Inc.(1) .........................   28,200
    4,105       United Rentals, Inc.(1) ...............................   55,161
    4,151       United Stationers, Inc.(1) ............................   99,624
      400       United Television, Inc. ...............................   46,400
    1,528       United Therapeutics Corp.(1) ..........................   22,538
    1,400       Universal Access, Inc.(1) .............................   11,200
      900       Universal Compression Holdings, Inc.(1) ...............   33,919
    3,468       Universal Corp. .......................................  121,380
    1,315       Universal Display Corp.(1) ............................    9,452
    1,441       Universal Electronics Inc.(1) .........................   22,245
    1,300       Universal Forest Products, Inc. .......................   17,225
    4,400       UNOVA, Inc.(1) ........................................   15,950
    1,300       URS Corp.(1) ..........................................   19,094
    1,260       US LEC Corp. -- Class A(1) ............................    6,063
   10,133       USEC, Inc. ............................................   43,698
    3,251       USFreightways Corp. ...................................   97,784


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS    December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    3,300       UTI Energy Corp.(1) ...................................$ 108,487
    1,800       Vail Resorts, Inc.(1) .................................   42,187
      800       Valhi Inc. ............................................    9,200
    3,683       Valence Technology, Inc.(1) ...........................   34,298
    2,970       Valentis, Inc.(1) .....................................   21,161
    1,400       Valmont Industries, Inc. ..............................   25,725
    1,100       Value City Department Stores, Inc.(1) .................    5,775
      400       Value Line, Inc. ......................................   13,825
      300       Valueclick Inc.(1) ....................................    1,481
    4,800       ValueVision International, Inc.(1) ....................   60,600
    1,900       Vans Inc.(1) ..........................................   32,181
    3,828       Varian, Inc.(1) .......................................  129,673
    3,600       Varian Medical Systems, Inc.(1) .......................  244,575
    3,506       Varian Semiconductor Equipment
                  Associates, Inc.(1) .................................   83,267
    1,100       Vasco Data Sec Intl. Inc. Com.(1) .....................    5,912
    5,700       Vasomedical, Inc.(1) ..................................   12,469
    1,200       Vaxgen Inc. Com.(1) ...................................   23,400
    7,732       Vectren Corp. .........................................  198,132
    1,481       Vector Group Ltd. .....................................   23,418
    2,700       Veeco Instruments, Inc.(1) ............................  108,337
   15,871       Venator Group, Inc.(1) ................................  246,000
    1,296       Ventana Medical Systems, Inc.(1) ......................   23,976
    6,200       Ventas, Inc. ..........................................   34,875
    1,500       Ventiv Health Inc.(1) .................................   18,844
    2,300       Ventro Corp.(1) .......................................    2,300
    3,200       Veritas DGC, Inc.(1) ..................................  103,360
    3,217       Verity, Inc.(1) .......................................   77,409
    3,200       Vertel Corp.(1) .......................................    7,500
      500       Versata Inc.(1) .......................................    4,469
    1,900       Vertex Interactive Inc. Com.(1) .......................   11,875
    1,322       Viador Inc.(1) ........................................    1,735
    1,700       Vialink Co.(1) ........................................    4,781
    4,100       Viant Corp.(1) ........................................   16,272
    1,528       VIA NET.WORKS, Inc.(1) ................................    5,825
    2,200       ViaSat, Inc.(1) .......................................   28,875
    5,300       Viasystems Group, Inc.(1) .............................   44,056
    5,836       Viatel, Inc.(1) .......................................   21,703
    2,561       Vical, Inc.(1) ........................................   47,378
      800       Vicinity Corp Com.(1) .................................    2,375
    2,474       Vicor Corp.(1) ........................................   75,148
    2,200       Viewpoint Corporation(1) ..............................   11,962
    5,490       Vintage Petroleum, Inc. ...............................  118,035
    3,761       Visual Networks, Inc.(1) ..............................   12,223
    6,000       VISX, Inc.(1) .........................................   62,625
      900       Vital Signs, Inc. .....................................   28,912
    3,900       VIVUS, Inc.(1) ........................................    8,409
      800       Volt Information Sciences, Inc.(1) ....................   16,600
      700       Vyyo Inc.(1) ..........................................    4,287
    3,200       W Holding Co., Inc. ...................................   37,200
    2,800       Wabash National Corp. .................................   24,150
    3,471       Wabtec Corp. ..........................................   40,784
    1,000       Wackenhut Corp. -- Class A(1) .........................   13,500

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    4,071       Wallace Computer Services, Inc. .......................$  69,207
    3,500       Walter Industries, Inc. ...............................   26,250
    6,632       Washington Federal, Inc. ..............................  188,597
    3,400       Washington Group Intl. Inc.(1) ........................   27,837
    4,000       Washington Real Estate
                  Investment Trust ....................................   94,500
    2,500       Waste Connections, Inc.(1) ............................   82,656
    1,300       WatchGuard Technologies, Inc.(1) ......................   41,112
    2,053       Watsco, Inc. -- Class A ...............................   23,650
    1,680       Watts Industries Inc. -- Class A ......................   23,310
    5,680       Wausau-Mosinee Paper Co. ..............................   57,510
    5,119       Wave Systems Corp. -- Class A(1) ......................   23,035
    1,300       WD-40 Co. .............................................   25,269
      900       Websense Inc. Com.(1) .................................   13,050
    5,100       WebLink Wireless, Inc.(1) .............................   17,531
    6,307       Webster Financial Corp. ...............................  178,567
    1,400       WebTrends Corp.(1) ....................................   40,512
    3,000       Weingarten Realty, Inc. ...............................  131,250
    3,600       Wellman, Inc. .........................................   50,850
    3,900       Werner Enterprises, Inc. ..............................   66,300
    2,000       WesBanco, Inc. ........................................   47,000
    2,277       WESCO International, Inc.(1) ..........................   16,508
    1,136       West Pharmaceutical Services, Inc. ....................   27,903
    4,461       Westamerica Bankcorp. .................................  191,823
    1,080       Westcorp, Inc. ........................................   16,200
    3,909       Westell Technologies(1) ...............................   11,971
   18,300       Western Digital Corp.(1) ..............................   44,606
    2,700       Western Gas Resources, Inc. ...........................   90,956
    8,400       Western Resources, Inc. ...............................  208,425
    3,100       Westfield America, Inc. ...............................   44,756
    3,322       WestPoint Stevens, Inc. ...............................   24,882
      900       WFS Financial, Inc.(1) ................................   16,650
    5,990       WGL Holdings Inc. .....................................  182,321
    2,100       White Electric Designs Corp. Co.(1) ...................   13,584
      100       White Mountain Insurance Group Inc. ...................   31,900
    1,259       Whitehall Jewellers, Inc.(1) ..........................    8,892
    2,600       Whitney Holding Corp. .................................   94,412
    3,000       Whole Foods Market, Inc.(1) ...........................  183,375
    3,889       Wild Oats Market, Inc.(1) .............................   16,528
      900       Wilsons the Leather Experts(1) ........................   12,600
    2,200       Wink Communications, Inc.(1) ..........................   13,200
    1,447       Winnebago Industries ..................................   25,413
   10,545       Wit Soundview Group, Inc.(1) ..........................   37,896
    5,464       Wisconsin Central Transportation Corp.(1)..............   82,301
    2,900       WMS Industries, Inc.(1) ...............................   58,362
      900       Wolverine Tube, Inc.(1) ...............................   10,791
    4,500       Wolverine World Wide, Inc. ............................   68,625
      700       Women.com Networks, Inc.(1) ...........................      153
    1,167       Woodhead Industries, Inc. .............................   22,902
    1,300       Woodward Governor Co. .................................   58,175
    9,000       World Access, Inc.(1) .................................   21,656
    1,451       WorldGate Communications, Inc.(1) .....................    5,532
    2,300       WorldPages.com, Inc.(1) ...............................    6,181


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS     December 31, 2000

--------------------------------------------------------------------------------
   SHARES       SECURITY                                                   VALUE
--------------------------------------------------------------------------------
    1,722       World Wrestling Federation
                  Entertainment, Inc.(1) .......................   $     27,552
    1,761       Worldwide Exceed Group Inc.(1) .................            220
    8,232       Worthington Industries, Inc. ...................         66,370
    2,600       WPS Resources Corp. ............................         95,712
   12,300       Wyndham International, Inc. -- Class A(1) ......         21,525
    1,700       XM Satellite Radio Holdings Inc.(1) ............         27,306
    1,500       X-Rite Inc. ....................................         11,719
    3,400       Xircom, Inc.(1) ................................         52,700
    1,400       Xtra Corp.(1) ..................................         67,200
      600       Xpedior Inc.(1) ................................            169
    3,200       Xybernaut Corp.(1) .............................          5,400
    3,300       Yellow Corp.(1) ................................         67,186
    4,483       York International Corp. .......................        137,572
    1,461       Young Broadcasting Corp. -- Class A(1) .........         48,921
    1,200       Z-Tel Technologies, Inc.(1) ....................          6,225
    3,889       Zale Corp.(1) ..................................        113,024
    3,106       Zebra Technologies Corp. -- Class A(1) .........        126,715
    1,000       Zenith National Insurance Corp. ................         29,375
    1,761       ZixIt Corp.(1) .................................         15,409
    1,200       Zoll Medical Corp.(1) ..........................         42,075
    3,856       Zomax, Inc.(1) .................................         17,593
    1,800       Zoran Corp.(1) .................................         27,900
                                                                    -----------
 TOTAL COMMON STOCKS
   (Cost $110,353,007) .........................................    102,115,994
                                                                    -----------

                PREFERRED STOCKS -- 0.00%
       30       Mediq, Inc. ....................................              1
       82       Corrections Corp. of America ...................            592
                                                                    -----------
TOTAL PREFERRED STOCKS
   (Cost $2,350) ...............................................            593
                                                                    -----------
--------------------------------------------------------------------------------
PRINCIPAL
   AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------



                SHORT-TERM INSTRUMENTS -- 3.20%
                U.S. Treasury Bills(3) -- 3.20%
$  46,000       6.25%, 1/4/2001 ................................     $   45,977
  400,000       6.29%, 1/18/2001(2) ............................        398,846
  800,000       5.84%, 2/15/2001 ...............................        794,298
  383,000       5.47%, 3/1/2001 ................................        379,476
1,738,000       5.74%, 3/29/2001 ...............................      1,714,120
                                                                    -----------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $3,333,329) ...........................................      3,332,717
                                                                    -----------

TOTAL INVESTMENTS
   (Cost $113,688,686) .......................  101.30%             105,449,304
LIABILITIES IN EXCESS OF OTHER ASSETS ........   (1.30)              (1,354,711)
                                                                   ------------
NET ASSETS ...................................  100.00%            $104,094,593
                                                ======             ============

(1)  Non-income producing security for the year ended December 31, 2000.
(2)  Held as collateral for futures contracts.
(3)  Rates shown represent effective yield at time of purchase.

Abbreviations
ADR -- American Depositary Receipt.
REIT -- Real Estate Investment Trust.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
                                                          December 31, 2000
----------------------------------------------------------------------------

ASSETS
   Investments at value (cost $113,688,686) ..................$ 105,449,304
   Cash ......................................................      124,608
   Receivable for securities sold ............................    2,323,337
   Receivable for fund shares sold ...........................      109,387
   Dividends and interest receivable .........................      119,983
   Deferred organizational costs and other assets ............        6,869
                                                              -------------
Total Assets .................................................  108,133,488
                                                              -------------

 LIABILITIES:
   Payable for securities purchased ..........................    2,459,710
   Payable for fund shares redeemed ..........................    1,402,944
   Variation margin payable for futures contracts ............       69,805
   Due to Bankers Trust ......................................       23,204
   Administration fee payable ................................        3,458
   Custody fee payable .......................................       11,808
   Other accrued expenses ....................................       67,966
                                                              -------------
 Total liabilities ...........................................    4,038,895
                                                              -------------
 NET ASSETS ..................................................$ 104,094,593
                                                              =============

COMPOSITION OF NET ASSETS:
   Paid-in-capital ...........................................$ 104,869,955
   Undistributed net investment income .......................      870,674
   Accumulated net realized gain from investments
     and futures transactions ................................    6,520,783
   Net unrealized depreciation on investments and
     futures contracts .......................................   (8,166,819)
                                                              -------------
TOTAL NET ASSETS .............................................$ 104,094,593
                                                              =============

SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ....................    9,379,383
                                                              =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ................$       11.10
                                                              =============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                             For the year ended
                                                              December 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends ......................................................$  1,151,552
   Interest .......................................................     176,649
                                                                   ------------
TOTAL INVESTMENT INCOME ...........................................   1,328,201
                                                                   ------------

EXPENSES:
   Advisory fees ..................................................     294,195
   Administration and accounting fees .............................     132,968
   Printing and shareholder reports ...............................      60,134
   Custody fees ...................................................      44,639
   Transfer agent fees ............................................      25,111
   Trustees fees ..................................................      10,058
   Professional fees ..............................................       8,553
   Amortization of organizational costs ...........................       4,180
   Registration fees ..............................................       1,644
   Miscellaneous ..................................................         360
                                                                   ------------
Total expenses ....................................................     581,842
Less: fee waivers or expense reimbursements .......................    (203,651)
                                                                   ------------
Net expenses ......................................................     378,191
                                                                   ------------

NET INVESTMENT INCOME .............................................     950,010
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FUTURES CONTRACTS:
   Net realized gain from investment transactions .................   7,856,740
   Net realized loss from futures transactions ....................    (978,952)
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts ......................... (13,235,949)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
     AND FUTURES CONTRACTS ........................................  (6,358,161)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ........................$ (5,408,151)
                                                                   ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       For the year ended
                                                                                         December 31, 2000         December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ....................................................................$     950,010            $     426,899
   Net realized gain from investment and
     futures transactions ...................................................................    6,877,788                1,423,469
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts ......................................................  (13,235,949)               5,984,183
                                                                                             -------------            -------------
Net increase (decrease) in net assets from operations .......................................   (5,408,151)               7,834,551
                                                                                             -------------            -------------

DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................................................................           --                 (533,645)
   Net realized gain from investment
     and futures transactions ...............................................................     (539,652)              (1,527,663)
                                                                                             -------------            -------------
Total distributions .........................................................................     (539,652)              (2,061,308)
                                                                                             -------------            -------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ............................................................  104,234,435               28,880,015
   Dividend reinvestments ...................................................................      539,652                2,061,309
   Cost of shares redeemed ..................................................................  (50,290,970)             (17,899,047)
                                                                                             -------------            -------------
   Net increase in net assets from capital share transactions ...............................   54,483,117               13,042,277
                                                                                             -------------            -------------

TOTAL INCREASE IN NET ASSETS ................................................................   48,535,314               18,815,520
                                                                                             -------------            -------------

NET ASSETS:
   Beginning of year ........................................................................   55,559,279               36,743,759
                                                                                             -------------            -------------
   End of year (including undistributed net investment income
     of $870,674 and $0, respectively) ......................................................$ 104,094,593            $  55,559,279
                                                                                             =============            =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Contained  below is  selected  data for a share  outstanding,  total  investment return, ratios to average net assets and other supplemental data for the periods indicated.
--------------------------------------------------------------------------------------------------------------------
                                                                                                      For the period
                                                                                                          August 25,
                                                                  For the year ended                 1997(1) through
                                                       December        December         December        December 31,
                                                       31, 2000        31, 1999         31, 1998                1997
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................   $11.61          $10.06           $10.51           $10.00
                                                         ------          ------           ------           ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income .............................     0.10            0.09             0.06             0.03(2)
   Net realized and unrealized gain (loss) on
     investments and futures contracts ...............    (0.55)           1.92            (0.30)            0.48
                                                         ------          ------           ------           ------
   Total from investment operations ..................    (0.45)           2.01            (0.24)            0.51
                                                         ------          ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............................       --           (0.12)           (0.05)              --
   Net realized gain from investment
     and futures transactions ........................    (0.06)          (0.34)           (0.16)              --
                                                         ------          ------           ------           ------
Total distributions ..................................    (0.06)          (0.46)           (0.21)              --
                                                         ------          ------           ------           ------

NET ASSET VALUE, END OF PERIOD .......................   $11.10          $11.61           $10.06           $10.51
                                                         ======          ======           ======           ======

TOTAL INVESTMENT RETURN(3) ...........................    (3.87)%         20.16%           (2.18)%           5.10%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s omitted) ............. $104,095         $55,559          $36,744          $12,617
Ratios to average net assets:
   Net investment income .............................     1.13%           1.14%            1.18%            1.08%(4)
   Expenses after waivers ............................     0.45%           0.45%            0.45%            0.45%(4)
   Expenses before waivers ...........................     0.69%           1.18%            1.58%            3.27%(4)
Portfolio turnover rate ..............................       51%             68%              30%               8%


----------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Based on average shares method.
(3) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. During the periods presented, fees were waived by the advisor and/or administrator. If fees were not waived, the total return would have been lower.
(4) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 2000

NOTE 1 -- ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds (the 'Trust') is an open-end management investment company which is registered under the Investment Company Act of 1940 (the 'Act'), as amended. The Trust was organized as a Massachusetts business trust on January 19, 1996. Small Cap Index (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations on August 25, 1997.

B. VALUATION OF SECURITIES
The Fund's investments listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Fund's assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FUTURES CONTRACTS
The Fund may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Fund until the contracts are closed. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Permanent differences as of December 31, 2000 have been reclassified as follows:

  Undistributed         Accumulated
 Net Investment        Net Realized             Paid-in
  Income (Loss)      Gains (Losses)             Capital
-------------------------------------------------------
      $(79,336)             $53,130             $26,206

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.


--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 2000

H. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on August 25, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

I. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Bankers Trust Company (the 'Advisor'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Investment Advisor. Under the Advisory Agreement the Fund pays an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.45% of average daily net assets.

PFPC Inc. is the Fund's Administrator and Transfer Agent. For services rendered as the Trust's Administrator, PFPC Inc. receives fees, accrued daily and paid monthly, as follows:

                            Administration Fees
--------------------------------------------------------------------------------
    Fee % of the Trust's
average daily net assets                                Net Assets
--------------------------------------------------------------------------------
                   0.02%                          up to $2 billion
                   0.01%      over $2 billion and up to $5 billion
                 0.0075%                           over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per fund, paid monthly.

PFPC Inc. waived $17,500 of its fees for the year ended December 31, 2000.

Bankers Trust Company serves as custodian for the Fund and receives a fee for this service.

The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500.

At December 31, 2000, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee of 0.10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this Fund under the credit facility for the year ended December 31, 2000.

Note 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2000, were $95,354,079 and $41,182,419, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2000 was $114,110,072. The aggregate gross unrealized appreciation for all investments at December 31, 2000, was $17,524,972 and the aggregate gross unrealized depreciation for all investments was $26,185,740.

Note 4 -- CAPITAL SHARE TRANSACTIONS
At December 31, 2000, there were an unlimited number of shares authorized. Transactions in capital shares were as follows:

                             Year Ended                       Year Ended
                      December 31, 2000                December 31, 1999
-------------------------------------------------------------------------
                 Shares          Amount           Shares          Amount
-------------------------------------------------------------------------
Sold          8,852,331    $104,234,435        2,743,614     $28,880,015
Reinvested       50,815         539,652          185,370       2,061,309
Redeemed     (4,307,732)    (50,290,970)      (1,798,388)    (17,899,047)
             ----------     -----------       ----------     -----------
Net increase  4,595,414    $ 54,483,117        1,130,596     $13,042,277
              =========    ============       ==========     ===========



--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS December 31, 2000

Note 5 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2000 is as follows:

Number of                                              Current
Contracts      Contract  Expiration       Opening       Market      Unrealized
Purchased          Type        Date      Position        Value    Appreciation
---------  ------------  ----------    ----------   ----------    ------------
    14     Russell 2000      3/1/01    $3,349,037   $3,421,600         $72,563

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At  December  31,  2000,  the  Fund  segregated   securities  with  a  value  of
approximately $398,846 to cover margin requirements on open futures contracts.

Note 6 -- SUBSEQUENT EVENT Effective January 2, 2001 the Trust changed distributors from Provident Distributors, Inc. to PFPC Distributors, Inc.



--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Deutsche Asset Management VIT Funds -- Small Cap Index

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Small Cap Index (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 25, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Index at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period August 25, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States.


                                                                 /S/SIGNATURE
Philadelphia, Pennsylvania
February 2, 2001



--------------------------------------------------------------------------------

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For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities ofDeutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche BancAlex Brown, Inc., Deutsche Asset Management,Inc., andDeutsche Asset Management Investment Services Limited.


Deutsche Asset Management VIT Funds Small Cap Index           CUSIP #251/512/307
                                                              DBSAR12/00

Distributed by:
PFPC Distributors, Inc.